UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2022

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Semi-Annual Report

February 28, 2022

Contents

Note to Shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund is not in any way connected to or sponsored, endorsed, sold or promoted by the London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.

Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). A fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the index or indices.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Apple, Inc.	12.9
Microsoft Corp.	10.2
Amazon.com, Inc.	6.2
Alphabet, Inc. Class A	3.5
Tesla, Inc.	3.2
NVIDIA Corp.	2.9
Alphabet, Inc. Class C	2.9
Meta Platforms, Inc. Class A	2.4
MasterCard, Inc. Class A	1.9
The Home Depot, Inc.	1.8
47.9

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	47.6
Consumer Discretionary	18.3
Communication Services	10.4
Health Care	7.8
Industrials	4.3
Consumer Staples	3.4
Financials	2.3
Energy	2.2
Real Estate	1.8
Materials	1.5

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.4%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Entertainment - 1.0%
Electronic Arts, Inc.	29,919	$3,892,163
Netflix, Inc. (a)	28,466	11,230,406
Playtika Holding Corp. (a)	37,370	769,822
		15,892,391
Interactive Media & Services - 9.4%
Alphabet, Inc.:
Class A (a)	21,175	57,196,640
Class C (a)	17,761	47,915,981
Meta Platforms, Inc. Class A (a)	187,920	39,656,758
Pinterest, Inc. Class A (a)	331,287	8,861,927
		153,631,306
Media - 0.0%
Charter Communications, Inc. Class A (a)	678	408,007

TOTAL COMMUNICATION SERVICES		169,931,704

CONSUMER DISCRETIONARY - 18.3%
Automobiles - 3.2%
Tesla, Inc. (a)	61,180	53,252,907
Distributors - 0.1%
Genuine Parts Co.	13,486	1,647,450
Hotels, Restaurants & Leisure - 2.5%
Booking Holdings, Inc. (a)	323	701,637
Carnival Corp. (a)	38,553	783,782
Chipotle Mexican Grill, Inc. (a)	2,661	4,053,634
Expedia, Inc. (a)	8,353	1,638,107
International Game Technology PLC (b)	90,655	2,775,856
Marriott Vacations Worldwide Corp. (b)	5,002	803,671
McDonald's Corp.	7,237	1,771,400
Red Rock Resorts, Inc.	1,753	88,141
Scientific Games Corp. Class A (a)	45,583	2,868,082
SeaWorld Entertainment, Inc. (a)	45,071	3,127,477
Six Flags Entertainment Corp. (a)	18,598	811,989
Starbucks Corp.	91,037	8,356,286
Travel+Leisure Co.	14,055	787,783
Wendy's Co.	208,966	4,751,887
Wingstop, Inc.	2,132	309,886
Yum! Brands, Inc.	63,481	7,781,501
		41,411,119
Household Durables - 0.5%
D.R. Horton, Inc.	101,326	8,653,240
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	33,197	101,956,618
Shutterstock, Inc.	6,973	631,266
		102,587,884
Leisure Products - 0.2%
Brunswick Corp. (b)	31,382	2,997,609
Multiline Retail - 0.6%
Target Corp.	49,089	9,806,510
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc. (b)	96,039	3,108,782
Bath & Body Works, Inc.	100,106	5,342,657
Dick's Sporting Goods, Inc. (b)	33,586	3,526,530
Lithia Motors, Inc. Class A (sub. vtg.)	6,371	2,171,364
Lowe's Companies, Inc.	16,149	3,569,898
O'Reilly Automotive, Inc. (a)	14,096	9,151,687
The Home Depot, Inc.	95,910	30,291,255
Ulta Beauty, Inc. (a)	21,585	8,083,583
Williams-Sonoma, Inc. (b)	17,096	2,476,527
		67,722,283
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc. (a)	86,204	7,217,861
NIKE, Inc. Class B	42,822	5,847,344
		13,065,205

TOTAL CONSUMER DISCRETIONARY		301,144,207

CONSUMER STAPLES - 3.4%
Beverages - 1.7%
Monster Beverage Corp. (a)	127,451	10,756,864
PepsiCo, Inc.	38,651	6,328,715
The Coca-Cola Co.	158,756	9,880,973
		26,966,552
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	15,913	8,262,825
Walmart, Inc.	65,005	8,786,076
		17,048,901
Household Products - 0.6%
Colgate-Palmolive Co.	132,467	10,193,336
Personal Products - 0.1%
MediFast, Inc. (b)	10,746	1,998,756

TOTAL CONSUMER STAPLES		56,207,545

ENERGY - 2.2%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	44,715	1,754,617
Oil, Gas & Consumable Fuels - 2.1%
APA Corp.	121,704	4,336,314
ConocoPhillips Co.	39,705	3,766,416
Continental Resources, Inc. (b)	63,917	3,542,919
EOG Resources, Inc.	65,660	7,545,647
Hess Corp.	8,588	867,903
Magnolia Oil & Gas Corp. Class A	84,378	1,885,848
Matador Resources Co. (b)	25,929	1,286,078
Occidental Petroleum Corp.	48,185	2,107,130
SM Energy Co. (b)	132,639	4,710,011
Texas Pacific Land Corp. (b)	3,029	3,600,663
		33,648,929

TOTAL ENERGY		35,403,546

FINANCIALS - 2.3%
Banks - 0.3%
First Republic Bank	15,951	2,763,670
Hancock Whitney Corp.	5,428	302,231
JPMorgan Chase & Co.	13,687	1,940,817
		5,006,718
Capital Markets - 1.7%
Blackstone, Inc.	36,424	4,642,967
Cohen & Steers, Inc. (b)	9,988	811,625
Evercore, Inc. Class A (b)	21,022	2,670,004
MSCI, Inc.	13,689	6,867,634
S&P Global, Inc.	34,702	13,037,541
		28,029,771
Consumer Finance - 0.2%
Discover Financial Services	26,267	3,242,398
Insurance - 0.1%
Trupanion, Inc. (a)(b)	12,243	1,097,340

TOTAL FINANCIALS		37,376,227

HEALTH CARE - 7.8%
Biotechnology - 3.0%
AbbVie, Inc.	75,648	11,178,505
Amgen, Inc.	70,850	16,046,108
Gilead Sciences, Inc.	39,907	2,410,383
Incyte Corp. (a)	46,317	3,163,451
Moderna, Inc. (a)	15,050	2,311,680
Regeneron Pharmaceuticals, Inc. (a)	9,018	5,576,370
Vertex Pharmaceuticals, Inc. (a)	39,890	9,175,498
		49,861,995
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	67,967	8,198,180
Hologic, Inc. (a)	82,677	5,884,122
Quidel Corp. (a)	3,257	344,558
Shockwave Medical, Inc. (a)	12,759	2,261,278
		16,688,138
Health Care Providers & Services - 0.6%
Anthem, Inc.	12,911	5,833,835
HCA Holdings, Inc.	9,290	2,325,380
Molina Healthcare, Inc. (a)	2,429	745,387
		8,904,602
Health Care Technology - 0.0%
Veeva Systems, Inc. Class A (a)	1,354	310,134
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	82,075	10,699,297
Mettler-Toledo International, Inc. (a)	7,443	10,485,252
Waters Corp. (a)	961	304,378
		21,488,927
Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	132,873	9,124,389
Eli Lilly & Co.	15,723	3,929,964
Johnson & Johnson	53,185	8,752,655
Merck & Co., Inc.	53,394	4,088,913
Pfizer, Inc.	107,952	5,067,267
		30,963,188

TOTAL HEALTH CARE		128,216,984

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	11,971	1,678,933
Lockheed Martin Corp.	8,822	3,826,984
Moog, Inc. Class A (b)	1,978	164,392
		5,670,309
Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	15,626	1,615,103
United Parcel Service, Inc. Class B	15,645	3,292,021
		4,907,124
Airlines - 0.1%
Alaska Air Group, Inc. (a)	14,445	810,942
Southwest Airlines Co. (a)	18,147	794,839
		1,605,781
Building Products - 0.2%
Masco Corp.	35,171	1,970,983
Simpson Manufacturing Co. Ltd. (b)	12,001	1,422,239
		3,393,222
Construction & Engineering - 0.3%
EMCOR Group, Inc. (b)	35,422	4,092,658
Electrical Equipment - 0.5%
Atkore, Inc. (a)(b)	60,273	6,130,367
Emerson Electric Co.	3,782	351,423
Rockwell Automation, Inc.	6,411	1,709,044
		8,190,834
Machinery - 0.6%
AGCO Corp.	39,119	4,700,539
Allison Transmission Holdings, Inc. (b)	48,708	1,945,398
Caterpillar, Inc.	5,331	999,989
Deere & Co.	229	82,445
Donaldson Co., Inc.	28,016	1,520,428
Watts Water Technologies, Inc. Class A	6,016	866,003
		10,114,802
Professional Services - 0.0%
Upwork, Inc. (a)	16,979	429,229
Road & Rail - 1.9%
CSX Corp.	214,899	7,287,225
Norfolk Southern Corp.	6,228	1,597,607
Old Dominion Freight Lines, Inc.	13,808	4,336,126
Union Pacific Corp.	66,700	16,404,865
XPO Logistics, Inc. (a)	13,033	947,238
		30,573,061
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	4,269	2,036,569

TOTAL INDUSTRIALS		71,013,589

INFORMATION TECHNOLOGY - 47.6%
Electronic Equipment & Components - 0.9%
National Instruments Corp.	175,650	7,052,348
Vontier Corp.	308,759	7,502,844
		14,555,192
IT Services - 6.0%
Accenture PLC Class A	15,142	4,785,175
Amdocs Ltd.	102,913	8,099,253
Cloudflare, Inc. (a)(b)	9,686	1,127,644
EPAM Systems, Inc. (a)	14,882	3,091,736
FleetCor Technologies, Inc. (a)	14,286	3,345,781
Gartner, Inc. (a)	24,223	6,792,614
GoDaddy, Inc. (a)	59,793	4,987,334
MasterCard, Inc. Class A	85,093	30,703,256
MongoDB, Inc. Class A (a)(b)	6,510	2,486,755
PayPal Holdings, Inc. (a)	41,600	4,656,288
Snowflake Computing, Inc. (a)	9,614	2,554,055
Visa, Inc. Class A	119,737	25,877,560
		98,507,451
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Micro Devices, Inc. (a)	200,006	24,668,740
Applied Materials, Inc.	89,614	12,026,199
Broadcom, Inc.	28,656	16,833,681
Cirrus Logic, Inc. (a)(b)	18,554	1,611,786
Intel Corp.	166,374	7,936,040
Kulicke & Soffa Industries, Inc. (b)	165,416	8,641,332
Lam Research Corp.	1,560	875,706
Lattice Semiconductor Corp. (a)	1,118	70,009
NVIDIA Corp.	197,031	48,046,009
Qualcomm, Inc.	139,813	24,046,438
Semtech Corp. (a)	18,248	1,266,046
Texas Instruments, Inc.	31,225	5,307,938
		151,329,924
Software - 18.6%
Adobe, Inc. (a)	54,780	25,619,510
Atlassian Corp. PLC (a)	18,613	5,690,366
Bill.Com Holdings, Inc. (a)	973	231,457
Box, Inc. Class A (a)(b)	339,904	8,704,941
Cadence Design Systems, Inc. (a)	24,903	3,771,061
Crowdstrike Holdings, Inc. (a)	24,039	4,692,653
Datadog, Inc. Class A (a)	9,975	1,607,072
DocuSign, Inc. (a)	1,730	204,884
Dropbox, Inc. Class A (a)	393,016	8,917,533
Fortinet, Inc. (a)	39,560	13,629,211
HubSpot, Inc. (a)	17,336	9,101,400
Intuit, Inc.	16,809	7,973,685
Microsoft Corp.	559,143	167,066,337
Nutanix, Inc. Class A (a)	129,778	3,465,073
Oracle Corp.	16,697	1,268,471
Qualys, Inc. (a)(b)	14,552	1,823,511
ServiceNow, Inc. (a)	12,980	7,527,362
Synopsys, Inc. (a)	35,667	11,142,014
Teradata Corp.(a)(b)	39,690	1,984,103
VMware, Inc. Class A (a)	77,388	9,079,160
Workday, Inc. Class A (a)	48,493	11,107,322
Zscaler, Inc. (a)	1,658	396,511
		305,003,637
Technology Hardware, Storage & Peripherals - 12.9%
Apple, Inc.	1,284,604	212,113,813
Seagate Technology Holdings PLC	6,617	682,610
		212,796,423

TOTAL INFORMATION TECHNOLOGY		782,192,627

MATERIALS - 1.5%
Chemicals - 1.1%
CF Industries Holdings, Inc.	96,906	7,867,798
Dow, Inc.	80,345	4,737,141
Olin Corp.	46,872	2,414,377
The Chemours Co. LLC (b)	124,746	3,442,990
		18,462,306
Construction Materials - 0.1%
Eagle Materials, Inc.	14,317	1,958,995
Metals & Mining - 0.3%
Alcoa Corp.	62,208	4,686,751

TOTAL MATERIALS		25,108,052

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	1,034	234,584
Crown Castle International Corp.	80,079	13,340,361
CubeSmart	10,981	529,394
National Storage Affiliates Trust	114,674	6,682,054
Public Storage	7,495	2,660,875
SBA Communications Corp. Class A	18,879	5,727,700
		29,174,968
TOTAL COMMON STOCKS
(Cost $949,524,331)		1,635,769,449

Money Market Funds - 3.7%
Fidelity Cash Central Fund 0.07% (c)	5,651,597	5,652,727
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	55,715,094	55,720,665
TOTAL MONEY MARKET FUNDS
(Cost $61,373,392)		61,373,392
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $1,010,897,723)		1,697,142,841
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(54,539,002)
NET ASSETS - 100%		$1,642,603,839

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	March 2022	$6,552,000	$(30,572)	$(30,572)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$12,520,561	$68,344,781	$75,212,615	$4,513	$--	$--	$5,652,727	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	35,685,925	192,839,435	172,804,695	11,885	--	--	55,720,665	0.1%
Total	$48,206,486	$261,184,216	$248,017,310	$16,398	$--	$--	$61,373,392

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$169,931,704	$169,931,704	$--	$--
Consumer Discretionary	301,144,207	301,144,207	--	--
Consumer Staples	56,207,545	56,207,545	--	--
Energy	35,403,546	35,403,546	--	--
Financials	37,376,227	37,376,227	--	--
Health Care	128,216,984	128,216,984	--	--
Industrials	71,013,589	71,013,589	--	--
Information Technology	782,192,627	782,192,627	--	--
Materials	25,108,052	25,108,052	--	--
Real Estate	29,174,968	29,174,968	--	--
Money Market Funds	61,373,392	61,373,392	--	--
Total Investments in Securities:	$1,697,142,841	$1,697,142,841	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(30,572)	$(30,572)	$--	$--
Total Liabilities	$(30,572)	$(30,572)	$--	$--
Total Derivative Instruments:	$(30,572)	$(30,572)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(30,572)
Total Equity Risk	0	(30,572)
Total Value of Derivatives	$0	$(30,572)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,752,333) — See accompanying schedule: Unaffiliated issuers (cost $949,524,331)	$1,635,769,449
Fidelity Central Funds (cost $61,373,392)	61,373,392
Total Investment in Securities (cost $1,010,897,723)		$1,697,142,841
Segregated cash with brokers for derivative instruments		324,000
Receivable for fund shares sold		1,247,479
Dividends receivable		1,237,438
Distributions receivable from Fidelity Central Funds		3,475
Other receivables		13,370
Total assets		1,699,968,603
Liabilities
Payable for fund shares redeemed	$1,081,302
Accrued management fee	544,801
Payable for daily variation margin on futures contracts	17,996
Collateral on securities loaned	55,720,665
Total liabilities		57,364,764
Net Assets		$1,642,603,839
Net Assets consist of:
Paid in capital		$949,362,739
Total accumulated earnings (loss)		693,241,100
Net Assets		$1,642,603,839
Net Asset Value, offering price and redemption price per share ($1,642,603,839 ÷ 58,842,018 shares)		$27.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$7,005,362
Interest		369
Income from Fidelity Central Funds (including $11,885 from security lending)		16,398
Total income		7,022,129
Expenses
Management fee	$3,438,182
Independent trustees' fees and expenses	3,062
Total expenses before reductions	3,441,244
Expense reductions	(22)
Total expenses after reductions		3,441,222
Net investment income (loss)		3,580,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,752,258
Futures contracts	(182,510)
Total net realized gain (loss)		36,569,748
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(151,776,660)
Futures contracts	(802,853)
Total change in net unrealized appreciation (depreciation)		(152,579,513)
Net gain (loss)		(116,009,765)
Net increase (decrease) in net assets resulting from operations		$(112,428,858)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,580,907	$7,196,110
Net realized gain (loss)	36,569,748	237,036,366
Change in net unrealized appreciation (depreciation)	(152,579,513)	156,833,675
Net increase (decrease) in net assets resulting from operations	(112,428,858)	401,066,151
Distributions to shareholders	(234,756,175)	(66,348,989)
Share transactions
Proceeds from sales of shares	132,203,755	241,985,557
Reinvestment of distributions	220,826,073	62,980,686
Cost of shares redeemed	(147,986,969)	(272,474,096)
Net increase (decrease) in net assets resulting from share transactions	205,042,859	32,492,147
Total increase (decrease) in net assets	(142,142,174)	367,209,309
Net Assets
Beginning of period	1,784,746,013	1,417,536,704
End of period	$1,642,603,839	$1,784,746,013
Other Information
Shares
Sold	4,144,071	8,233,862
Issued in reinvestment of distributions	7,278,381	2,273,671
Redeemed	(4,694,726)	(9,387,317)
Net increase (decrease)	6,727,726	1,120,216

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$34.25	$27.80	$20.24	$21.58	$17.61	$16.65	$13.86
Income from Investment Operations
Net investment income (loss)C,D	.07	.14	.16	.21	.23	.12	.22
Net realized and unrealized gain (loss)	(1.88)	7.63	8.08	(.15)	4.40	1.04	2.73
Total from investment operations	(1.81)	7.77	8.24	.06	4.63	1.16	2.95
Distributions from net investment income	(.14)	(.16)	(.18)	(.24)E	(.18)	(.04)	(.16)
Distributions from net realized gain	(4.38)	(1.16)	(.51)	(1.16)E	(.48)	(.16)	–
Total distributions	(4.52)	(1.32)	(.68)F	(1.40)	(.66)	(.20)	(.16)
Net asset value, end of period	$27.92	$34.25	$27.80	$20.24	$21.58	$17.61	$16.65
Total ReturnG,H	(6.34)%	29.08%	41.73%	1.28%	26.86%	7.04%	21.33%
Ratios to Average Net AssetsD,I,J
Expenses before reductions	.39%K	.39%	.39%	.39%	.39%	.40%K	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.39%	.39%	.39%	.40%K	.45%
Expenses net of all reductions	.39%K	.39%	.39%	.39%	.39%	.40%K	.45%
Net investment income (loss)	.41%K	.47%	.74%	1.07%	1.18%	1.44%K	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$1,642,604	$1,784,746	$1,417,537	$1,106,497	$1,181,986	$924,332	$825,463
Portfolio turnover rateL	80%K	84%	69%	85%	100%	110%K	86%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Berkshire Hathaway, Inc. Class B	3.1
Johnson & Johnson	2.4
JPMorgan Chase & Co.	2.2
Procter & Gamble Co.	2.0
Exxon Mobil Corp.	1.9
Bank of America Corp.	1.8
UnitedHealth Group, Inc.	1.8
Cisco Systems, Inc.	1.5
Wells Fargo & Co.	1.4
Pfizer, Inc.	1.4
19.5

Top Market Sectors as of February 28, 2022

% of fund's net assets
Financials	20.6
Health Care	16.8
Information Technology	11.0
Industrials	9.5
Energy	7.8
Consumer Staples	7.2
Consumer Discretionary	6.8
Communication Services	5.8
Real Estate	4.2
Materials	4.1

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 3.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	876,812	$20,771,676
Lumen Technologies, Inc. (a)	263,914	2,734,149
Verizon Communications, Inc.	1,478,706	79,362,151
		102,867,976
Entertainment - 1.4%
Activision Blizzard, Inc.	157,141	12,806,992
Electronic Arts, Inc.	234,886	30,556,320
The Walt Disney Co. (b)	308,705	45,830,344
		89,193,656
Interactive Media & Services - 1.2%
Alphabet, Inc.:
Class A (b)	12,576	33,969,537
Class C (b)	14,595	39,374,683
		73,344,220
Media - 1.6%
Comcast Corp. Class A	1,234,045	57,703,944
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	80,688	4,900,182
Liberty SiriusXM Series A	137,024	6,900,529
Liberty SiriusXM Series C (b)	153,413	7,719,742
News Corp.:
Class A	863,735	19,278,565
Class B	190,012	4,261,969
		100,764,931

TOTAL COMMUNICATION SERVICES		366,170,783

CONSUMER DISCRETIONARY - 6.8%
Automobiles - 0.4%
Ford Motor Co.	1,195,900	21,000,004
Thor Industries, Inc. (a)	80,020	7,241,810
		28,241,814
Distributors - 0.6%
Genuine Parts Co.	273,191	33,373,013
LKQ Corp.	46,913	2,202,565
		35,575,578
Diversified Consumer Services - 0.1%
Service Corp. International	148,450	9,033,183
Hotels, Restaurants & Leisure - 2.1%
Booking Holdings, Inc. (b)	2,358	5,122,166
Carnival Corp. (b)	273,287	5,555,925
Expedia, Inc. (b)	59,337	11,636,579
International Game Technology PLC (a)	495,609	15,175,548
McDonald's Corp.	262,449	64,239,642
SeaWorld Entertainment, Inc. (b)	117,392	8,145,831
Six Flags Entertainment Corp. (b)	67,341	2,940,108
Travel+Leisure Co.	134,666	7,548,029
Wendy's Co.	498,144	11,327,795
		131,691,623
Household Durables - 1.6%
D.R. Horton, Inc.	221,912	18,951,285
Lennar Corp. Class A	376,174	33,810,519
Meritage Homes Corp. (b)	66,387	6,544,430
PulteGroup, Inc.	123,101	6,113,196
Toll Brothers, Inc. (a)	347,079	18,832,507
Whirlpool Corp. (a)	86,158	17,341,021
		101,592,958
Internet & Direct Marketing Retail - 0.0%
eBay, Inc.	51,457	2,809,038
Leisure Products - 0.2%
Brunswick Corp. (a)	143,770	13,732,910
Multiline Retail - 0.6%
Dollar General Corp.	70,265	13,936,360
Dollar Tree, Inc. (b)	24,112	3,425,833
Target Corp.	97,966	19,570,668
		36,932,861
Specialty Retail - 1.1%
AutoNation, Inc. (a)(b)	109,565	12,562,723
Dick's Sporting Goods, Inc. (a)	184,911	19,415,655
Foot Locker, Inc.	255,423	8,076,475
Lithia Motors, Inc. Class A (sub. vtg.)	85,760	29,228,723
		69,283,576
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	64,447	6,308,717

TOTAL CONSUMER DISCRETIONARY		435,202,258

CONSUMER STAPLES - 7.2%
Beverages - 0.4%
Keurig Dr. Pepper, Inc.	31,791	1,229,358
Molson Coors Beverage Co. Class B	53,618	2,797,787
The Coca-Cola Co.	364,888	22,710,629
		26,737,774
Food & Staples Retailing - 1.8%
Albertsons Companies, Inc. (a)	80,023	2,332,670
Kroger Co.	220,890	10,337,652
Walgreens Boots Alliance, Inc.	256,371	11,816,139
Walmart, Inc.	656,310	88,706,860
		113,193,321
Food Products - 1.8%
Archer Daniels Midland Co.	256,180	20,097,321
Conagra Brands, Inc.	46,534	1,627,294
General Mills, Inc.	101,847	6,867,543
Mondelez International, Inc.	93,090	6,095,533
The J.M. Smucker Co.	40,233	5,421,397
The Kraft Heinz Co.	1,070,540	41,986,579
Tyson Foods, Inc. Class A	322,563	29,888,688
		111,984,355
Household Products - 2.5%
Colgate-Palmolive Co.	372,535	28,666,568
Procter & Gamble Co.	833,202	129,887,860
		158,554,428
Tobacco - 0.7%
Altria Group, Inc.	328,677	16,857,843
Philip Morris International, Inc.	285,903	28,896,216
		45,754,059

TOTAL CONSUMER STAPLES		456,223,937

ENERGY - 7.8%
Energy Equipment & Services - 0.9%
Baker Hughes Co. Class A	130,703	3,840,054
Halliburton Co.	508,860	17,062,076
Schlumberger Ltd.	975,200	38,266,848
		59,168,978
Oil, Gas & Consumable Fuels - 6.9%
Antero Resources Corp. (b)	247,040	5,664,627
Chevron Corp.	580,199	83,548,656
ConocoPhillips Co.	775,679	73,580,910
Continental Resources, Inc. (a)	122,815	6,807,635
Devon Energy Corp.	297,033	17,688,315
EOG Resources, Inc.	418,902	48,140,218
EQT Corp.	90,806	2,101,251
Exxon Mobil Corp.	1,522,513	119,395,469
Hess Corp.	136,150	13,759,319
Kinder Morgan, Inc.	623,330	10,845,942
Marathon Oil Corp.	1,352,290	30,507,662
Murphy Oil Corp. (a)	185,116	6,417,972
Occidental Petroleum Corp.	284,061	12,421,988
Pioneer Natural Resources Co.	12,920	3,095,632
SM Energy Co.	85,452	3,034,401
		437,009,997

TOTAL ENERGY		496,178,975

FINANCIALS - 20.6%
Banks - 8.6%
Bank of America Corp.	2,557,150	113,026,030
Citigroup, Inc.	958,804	56,789,961
Citizens Financial Group, Inc.	183,179	9,602,243
Comerica, Inc.	72,105	6,885,306
East West Bancorp, Inc.	21,935	1,920,629
Eastern Bankshares, Inc. (a)	247,432	5,408,864
Fifth Third Bancorp	283,387	13,557,234
First Republic Bank	67,993	11,780,467
Hancock Whitney Corp.	206,451	11,495,192
Huntington Bancshares, Inc.	169,058	2,623,780
JPMorgan Chase & Co.	986,677	139,910,799
KeyCorp	338,458	8,485,142
PNC Financial Services Group, Inc.	139,036	27,702,923
Regions Financial Corp.	788,416	19,071,783
Synovus Financial Corp.	85,894	4,522,319
U.S. Bancorp	436,800	24,696,672
UMB Financial Corp.	16,384	1,668,874
Wells Fargo & Co.	1,685,906	89,976,803
		549,125,021
Capital Markets - 4.1%
Ameriprise Financial, Inc.	52,516	15,743,772
Bank of New York Mellon Corp.	61,982	3,294,343
BlackRock, Inc. Class A	7,240	5,385,764
Charles Schwab Corp.	176,047	14,868,930
Goldman Sachs Group, Inc.	177,264	60,498,431
Interactive Brokers Group, Inc.	16,087	1,064,638
Intercontinental Exchange, Inc.	164,211	21,038,713
Jefferies Financial Group, Inc.	780,865	27,751,942
Morgan Stanley	659,359	59,830,236
Northern Trust Corp.	53,384	6,080,438
Raymond James Financial, Inc.	233,334	25,585,073
S&P Global, Inc.	16,572	6,226,100
Stifel Financial Corp.	212,761	15,637,934
		263,006,314
Consumer Finance - 1.1%
Capital One Financial Corp.	327,209	50,151,323
Discover Financial Services	126,491	15,614,049
OneMain Holdings, Inc.	20,139	1,026,686
Synchrony Financial	96,167	4,114,024
		70,906,082
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc. Class B (b)	612,236	196,803,252
Insurance - 3.5%
Alleghany Corp. (b)	5,554	3,676,304
American Financial Group, Inc.	26,056	3,527,722
American International Group, Inc.	60,814	3,724,249
Arch Capital Group Ltd. (b)	214,053	10,084,037
Assurant, Inc.	20,114	3,413,547
Axis Capital Holdings Ltd.	52,688	2,877,819
Brown & Brown, Inc.	102,323	6,918,058
Chubb Ltd.	106,965	21,782,353
Cincinnati Financial Corp.	60,399	7,416,393
Everest Re Group Ltd.	22,933	6,839,079
Fidelity National Financial, Inc.	250,918	11,953,734
First American Financial Corp.	399,839	26,805,207
Hartford Financial Services Group, Inc.	10,152	705,361
Loews Corp.	142,229	8,724,327
Markel Corp. (b)	9,192	11,424,829
Marsh & McLennan Companies, Inc.	16,077	2,498,527
MetLife, Inc.	476,343	32,176,970
Old Republic International Corp.	68,902	1,815,568
Primerica, Inc.	49,111	6,379,028
Selective Insurance Group, Inc.	82,817	6,889,546
The Travelers Companies, Inc.	107,685	18,503,514
W.R. Berkley Corp.	232,537	20,998,091
		219,134,263
Mortgage Real Estate Investment Trusts - 0.1%
Blackstone Mortgage Trust, Inc.	47,840	1,520,355
Starwood Property Trust, Inc.	177,437	4,230,098
		5,750,453
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	219,754	2,535,961
Radian Group, Inc.	84,726	2,024,951
		4,560,912

TOTAL FINANCIALS		1,309,286,297

HEALTH CARE - 16.8%
Biotechnology - 1.7%
Amgen, Inc.	56,940	12,895,771
Biogen, Inc. (b)	57,546	12,142,781
Gilead Sciences, Inc.	770,551	46,541,280
Incyte Corp. (b)	25,565	1,746,090
Regeneron Pharmaceuticals, Inc. (b)	20,877	12,909,502
United Therapeutics Corp. (b)	63,517	10,556,525
Vertex Pharmaceuticals, Inc. (b)	45,200	10,396,904
		107,188,853
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	287,209	34,643,150
Baxter International, Inc.	247,139	20,999,401
Becton, Dickinson & Co.	35,248	9,562,077
Dentsply Sirona, Inc.	154,846	8,383,362
Edwards Lifesciences Corp. (b)	28,812	3,237,604
Hologic, Inc. (b)	510,597	36,339,188
Medtronic PLC	342,060	35,912,879
Quidel Corp. (b)	49,628	5,250,146
		154,327,807
Health Care Providers & Services - 4.7%
Anthem, Inc.	125,734	56,812,908
Centene Corp. (b)	197,178	16,290,846
Cigna Corp.	26,211	6,232,452
CVS Health Corp.	604,924	62,700,373
Humana, Inc.	20,451	8,882,278
Laboratory Corp. of America Holdings (b)	63,692	17,277,092
Molina Healthcare, Inc. (b)	18,134	5,564,781
Quest Diagnostics, Inc.	15,543	2,040,330
Select Medical Holdings Corp.	328,986	7,616,026
UnitedHealth Group, Inc.	233,294	111,017,616
		294,434,702
Health Care Technology - 0.0%
Cerner Corp.	19,941	1,859,498
Life Sciences Tools & Services - 2.0%
Agilent Technologies, Inc.	154,501	20,140,750
Bio-Rad Laboratories, Inc. Class A (b)	23,079	14,446,531
Danaher Corp.	126,302	34,658,532
Thermo Fisher Scientific, Inc.	107,375	58,412,000
		127,657,813
Pharmaceuticals - 6.0%
Bristol-Myers Squibb Co.	989,470	67,946,905
Johnson & Johnson	951,279	156,551,985
Merck & Co., Inc.	904,861	69,294,255
Pfizer, Inc.	1,905,975	89,466,467
		383,259,612

TOTAL HEALTH CARE		1,068,728,285

INDUSTRIALS - 9.5%
Aerospace & Defense - 1.8%
Curtiss-Wright Corp.	55,112	8,130,122
General Dynamics Corp.	25,705	6,026,537
HEICO Corp.	11,547	1,703,298
HEICO Corp. Class A	18,968	2,331,547
Lockheed Martin Corp.	42,223	18,316,337
Mercury Systems, Inc. (a)(b)	219,734	13,232,381
Moog, Inc. Class A	144,835	12,037,237
Northrop Grumman Corp.	7,211	3,188,272
Parsons Corp. (b)	204,718	7,095,526
Raytheon Technologies Corp.	195,693	20,097,671
Textron, Inc.	130,842	9,568,475
The Boeing Co. (b)	53,978	11,083,843
Virgin Galactic Holdings, Inc. (a)(b)	151,267	1,464,265
		114,275,511
Air Freight & Logistics - 0.3%
FedEx Corp.	89,514	19,896,277
Airlines - 0.2%
Alaska Air Group, Inc. (b)	104,682	5,876,847
Southwest Airlines Co. (b)	132,578	5,806,916
		11,683,763
Building Products - 0.7%
A.O. Smith Corp.	24,154	1,656,481
Carlisle Companies, Inc.	10,379	2,463,975
Johnson Controls International PLC	269,231	17,489,246
Owens Corning (a)	196,999	18,358,337
Simpson Manufacturing Co. Ltd. (a)	9,082	1,076,308
UFP Industries, Inc.	28,398	2,435,129
		43,479,476
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (b)	50,463	4,815,684
Republic Services, Inc.	216,875	26,085,725
		30,901,409
Construction & Engineering - 0.2%
EMCOR Group, Inc.	110,431	12,759,198
Electrical Equipment - 1.3%
Acuity Brands, Inc.	28,051	5,115,661
AMETEK, Inc.	55,968	7,264,087
Atkore, Inc. (b)	125,085	12,722,395
Eaton Corp. PLC	159,952	24,678,994
Emerson Electric Co.	266,741	24,785,574
nVent Electric PLC	142,891	4,848,292
Rockwell Automation, Inc.	13,466	3,589,766
		83,004,769
Industrial Conglomerates - 0.8%
3M Co.	216,657	32,206,063
General Electric Co.	165,464	15,803,467
Honeywell International, Inc.	14,255	2,704,886
		50,714,416
Machinery - 1.3%
AGCO Corp.	132,880	15,966,861
Allison Transmission Holdings, Inc.	258,984	10,343,821
Caterpillar, Inc.	118,024	22,138,942
Cummins, Inc.	64,249	13,114,506
Deere & Co.	6,825	2,457,137
Donaldson Co., Inc.	96,193	5,220,394
Flowserve Corp.	93,853	2,850,316
Lincoln Electric Holdings, Inc. (a)	10,103	1,287,728
Parker Hannifin Corp.	30,564	9,058,864
		82,438,569
Marine - 0.1%
Matson, Inc.	38,606	4,276,387
Professional Services - 0.4%
Jacobs Engineering Group, Inc.	23,358	2,873,034
Korn Ferry	158,885	10,527,720
Leidos Holdings, Inc.	40,476	4,122,076
Manpower, Inc.	78,737	8,368,168
		25,890,998
Road & Rail - 1.5%
CSX Corp.	613,122	20,790,967
Knight-Swift Transportation Holdings, Inc. Class A	18,499	1,007,826
Norfolk Southern Corp.	67,306	17,265,335
Schneider National, Inc. Class B (a)	205,391	5,364,813
Union Pacific Corp.	143,591	35,316,206
Werner Enterprises, Inc. (a)	128,998	5,606,253
XPO Logistics, Inc. (b)	123,352	8,965,223
		94,316,623
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc. (a)	37,536	3,794,890
MSC Industrial Direct Co., Inc. Class A	164,455	12,741,973
W.W. Grainger, Inc.	18,443	8,798,418
Watsco, Inc.	7,053	1,925,892
		27,261,173

TOTAL INDUSTRIALS		600,898,569

INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,686,085	94,032,960
Juniper Networks, Inc.	627,742	21,211,402
Viavi Solutions, Inc. (a)(b)	165,659	2,716,808
		117,961,170
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (b)	18,346	2,236,010
Avnet, Inc.	58,400	2,456,888
Corning, Inc.	88,715	3,584,086
National Instruments Corp.	625,187	25,101,258
Vontier Corp.	558,076	13,561,247
		46,939,489
IT Services - 2.1%
Alliance Data Systems Corp.	47,898	3,230,720
Amdocs Ltd.	443,969	34,940,360
Cognizant Technology Solutions Corp. Class A	104,229	8,977,244
EPAM Systems, Inc. (b)	4,850	1,007,588
ExlService Holdings, Inc. (b)	8,153	984,801
Fidelity National Information Services, Inc.	112,636	10,726,326
FleetCor Technologies, Inc. (b)	117,494	27,517,095
Gartner, Inc. (b)	7,942	2,227,096
Global Payments, Inc.	76,672	10,226,511
GoDaddy, Inc. (b)	91,285	7,614,082
IBM Corp.	125,812	15,413,228
Kyndryl Holdings, Inc. (a)(b)	379,101	6,012,542
SolarWinds, Inc. (a)	90,456	1,225,679
The Western Union Co.	113,794	2,068,775
		132,172,047
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom, Inc.	39,998	23,496,425
Cirrus Logic, Inc. (b)	180,222	15,655,885
Diodes, Inc. (b)	12,315	1,103,301
Intel Corp.	1,806,543	86,172,101
Micron Technology, Inc.	293,981	26,123,152
NXP Semiconductors NV	23,842	4,532,841
Qorvo, Inc. (b)	38,449	5,259,054
Qualcomm, Inc.	141,247	24,293,072
Semtech Corp. (b)	55,599	3,857,459
		190,493,290
Software - 2.8%
Black Knight, Inc. (b)	212,110	11,918,461
Box, Inc. Class A (b)	790,852	20,253,720
Dolby Laboratories, Inc. Class A	22,786	1,711,229
Dropbox, Inc. Class A (b)	1,420,758	32,236,999
Nutanix, Inc. Class A (b)	382,052	10,200,788
Salesforce.com, Inc. (b)	132,120	27,815,224
SS&C Technologies Holdings, Inc.	285,446	21,399,887
Synopsys, Inc. (b)	116,096	36,267,229
Teradata Corp. (b)	49,452	2,472,105
VMware, Inc. Class A (b)	110,504	12,964,329
		177,239,971
Technology Hardware, Storage & Peripherals - 0.5%
Hewlett Packard Enterprise Co.	465,814	7,415,759
HP, Inc.	269,423	9,257,374
NetApp, Inc.	54,654	4,283,781
Western Digital Corp. (b)	216,508	11,028,918
		31,985,832

TOTAL INFORMATION TECHNOLOGY		696,791,799

MATERIALS - 4.1%
Chemicals - 2.3%
CF Industries Holdings, Inc.	211,568	17,177,206
Corteva, Inc.	644,349	33,525,478
Dow, Inc.	736,562	43,427,696
DuPont de Nemours, Inc.	368,381	28,501,638
Eastman Chemical Co.	53,205	6,303,196
FMC Corp.	73,910	8,665,948
NewMarket Corp.	7,448	2,366,676
The Chemours Co. LLC	160,412	4,427,371
Westlake Corp.	24,622	2,716,053
		147,111,262
Construction Materials - 0.1%
Vulcan Materials Co.	59,878	10,864,863
Containers & Packaging - 0.5%
WestRock Co.	682,663	30,904,154
Metals & Mining - 1.1%
Alcoa Corp.	429,231	32,338,264
Freeport-McMoRan, Inc.	489,784	22,995,359
Reliance Steel & Aluminum Co.	7,814	1,491,458
United States Steel Corp. (a)	468,019	12,734,797
		69,559,878
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	71,637	5,154,282

TOTAL MATERIALS		263,594,439

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.1%
American Campus Communities, Inc.	69,239	3,725,751
American Homes 4 Rent Class A	511,094	19,426,683
Apartment Income (REIT) Corp.	269,411	13,904,302
AvalonBay Communities, Inc.	33,642	8,026,645
Brixmor Property Group, Inc.	243,749	6,122,975
Camden Property Trust (SBI)	36,789	6,074,232
Crown Castle International Corp.	109,123	18,178,801
CubeSmart	55,491	2,675,221
Douglas Emmett, Inc.	146,887	4,656,318
Duke Realty Corp.	28,154	1,492,162
Equity Residential (SBI)	26,179	2,233,069
Extra Space Storage, Inc.	27,106	5,099,994
First Industrial Realty Trust, Inc.	84,387	4,859,003
Healthcare Realty Trust, Inc.	69,442	1,811,047
Highwoods Properties, Inc. (SBI)	190,520	8,306,672
Invitation Homes, Inc.	551,830	20,859,174
Kilroy Realty Corp.	35,113	2,514,793
Kite Realty Group Trust	248,153	5,441,995
Lamar Advertising Co. Class A	15,698	1,712,024
Life Storage, Inc.	20,825	2,636,237
LXP Industrial Trust (REIT)	83,165	1,285,731
National Retail Properties, Inc.	105,694	4,503,621
National Storage Affiliates Trust	224,022	13,053,762
Phillips Edison & Co., Inc.	82,911	2,679,684
Prologis (REIT), Inc.	126,008	18,378,267
PS Business Parks, Inc.	14,992	2,388,076
Public Storage	55,529	19,713,906
Realty Income Corp.	165,219	10,919,324
Spirit Realty Capital, Inc.	71,087	3,296,304
Stag Industrial, Inc.	190,833	7,434,854
Store Capital Corp.	35,190	1,081,037
Terreno Realty Corp.	125,631	8,642,156
Ventas, Inc.	165,305	8,926,470
Weyerhaeuser Co.	448,147	17,423,955
		259,484,245
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (b)	9,752	2,401,137
Opendoor Technologies, Inc. (b)	453,475	3,786,516
		6,187,653

TOTAL REAL ESTATE		265,671,898

UTILITIES - 3.9%
Electric Utilities - 2.2%
Duke Energy Corp.	320,738	32,205,303
Hawaiian Electric Industries, Inc.	321,482	13,174,332
IDACORP, Inc.	73,218	7,611,011
NextEra Energy, Inc.	900,943	70,516,809
Portland General Electric Co.	204,738	10,394,548
Southern Co.	39,467	2,556,278
Xcel Energy, Inc.	40,978	2,759,049
		139,217,330
Multi-Utilities - 1.6%
Ameren Corp.	30,763	2,644,080
Consolidated Edison, Inc.	181,708	15,585,095
MDU Resources Group, Inc.	437,001	11,698,517
NiSource, Inc.	147,989	4,281,322
Public Service Enterprise Group, Inc.	284,654	18,454,119
Sempra Energy	180,922	26,092,571
WEC Energy Group, Inc.	242,396	22,028,948
		100,784,652
Water Utilities - 0.1%
American Water Works Co., Inc.	61,846	9,344,312

TOTAL UTILITIES		249,346,294

TOTAL COMMON STOCKS
(Cost $5,124,224,215)		6,208,093,534

Money Market Funds - 4.4%
Fidelity Cash Central Fund 0.07% (c)	149,067,628	149,097,441
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	134,958,331	134,971,826
TOTAL MONEY MARKET FUNDS
(Cost $284,069,267)		284,069,267
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $5,408,293,482)		6,492,162,801
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(136,051,819)
NET ASSETS - 100%		$6,356,110,982

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	689	March 2022	$150,477,600	$(473,716)	$(473,716)

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$25,805,671	$368,191,747	$244,899,977	$24,691	$--	$--	$149,097,441	0.3%
Fidelity Securities Lending Cash Central Fund 0.07%	54,824,025	346,894,493	266,746,692	24,864	--	--	134,971,826	0.4%
Total	$80,629,696	$715,086,240	$511,646,669	$49,555	$--	$--	$284,069,267

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$366,170,783	$366,170,783	$--	$--
Consumer Discretionary	435,202,258	435,202,258	--	--
Consumer Staples	456,223,937	456,223,937	--	--
Energy	496,178,975	496,178,975	--	--
Financials	1,309,286,297	1,309,286,297	--	--
Health Care	1,068,728,285	1,068,728,285	--	--
Industrials	600,898,569	600,898,569	--	--
Information Technology	696,791,799	696,791,799	--	--
Materials	263,594,439	263,594,439	--	--
Real Estate	265,671,898	265,671,898	--	--
Utilities	249,346,294	249,346,294	--	--
Money Market Funds	284,069,267	284,069,267	--	--
Total Investments in Securities:	$6,492,162,801	$6,492,162,801	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(473,716)	$(473,716)	$--	$--
Total Liabilities	$(473,716)	$(473,716)	$--	$--
Total Derivative Instruments:	$(473,716)	$(473,716)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(473,716)
Total Equity Risk	0	(473,716)
Total Value of Derivatives	$0	$(473,716)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $134,132,963) — See accompanying schedule: Unaffiliated issuers (cost $5,124,224,215)	$6,208,093,534
Fidelity Central Funds (cost $284,069,267)	284,069,267
Total Investment in Securities (cost $5,408,293,482)		$6,492,162,801
Segregated cash with brokers for derivative instruments		7,182,000
Receivable for investments sold		181,443,537
Receivable for fund shares sold		8,365,093
Dividends receivable		11,611,247
Distributions receivable from Fidelity Central Funds		16,263
Total assets		6,700,780,941
Liabilities
Payable for investments purchased	$204,343,612
Payable for fund shares redeemed	2,883,041
Accrued management fee	2,085,436
Payable for daily variation margin on futures contracts	389,045
Collateral on securities loaned	134,968,825
Total liabilities		344,669,959
Net Assets		$6,356,110,982
Net Assets consist of:
Paid in capital		$5,103,424,033
Total accumulated earnings (loss)		1,252,686,949
Net Assets		$6,356,110,982
Net Asset Value, offering price and redemption price per share ($6,356,110,982 ÷ 407,190,420 shares)		$15.61

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$62,913,152
Interest		1,578
Income from Fidelity Central Funds (including $24,864 from security lending)		49,555
Total income		62,964,285
Expenses
Management fee	$12,177,926
Independent trustees' fees and expenses	10,716
Interest	326
Total expenses before reductions	12,188,968
Expense reductions	(43)
Total expenses after reductions		12,188,925
Net investment income (loss)		50,775,360
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,201,767
Futures contracts	1,863,678
Total net realized gain (loss)		266,065,445
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(210,145,102)
Futures contracts	(2,854,581)
Total change in net unrealized appreciation (depreciation)		(212,999,683)
Net gain (loss)		53,065,762
Net increase (decrease) in net assets resulting from operations		$103,841,122

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,775,360	$82,800,007
Net realized gain (loss)	266,065,445	612,624,238
Change in net unrealized appreciation (depreciation)	(212,999,683)	884,445,737
Net increase (decrease) in net assets resulting from operations	103,841,122	1,579,869,982
Distributions to shareholders	(697,082,541)	(72,050,354)
Share transactions
Proceeds from sales of shares	527,983,495	1,305,285,422
Reinvestment of distributions	669,849,842	69,423,163
Cost of shares redeemed	(435,989,321)	(582,158,495)
Net increase (decrease) in net assets resulting from share transactions	761,844,016	792,550,090
Total increase (decrease) in net assets	168,602,597	2,300,369,718
Net Assets
Beginning of period	6,187,508,385	3,887,138,667
End of period	$6,356,110,982	$6,187,508,385
Other Information
Shares
Sold	32,594,210	83,825,151
Issued in reinvestment of distributions	42,939,093	5,016,125
Redeemed	(26,345,882)	(38,515,307)
Net increase (decrease)	49,187,421	50,325,969

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$17.28	$12.63	$12.81	$13.81	$12.50	$12.53	$9.94
Income from Investment Operations
Net investment income (loss)C,D	.14	.25	.28	.30	.30	.14	.25
Net realized and unrealized gain (loss)	.16	4.63	–E	(.46)	1.57	(.04)	2.55
Total from investment operations	.30	4.88	.28	(.16)	1.87	.10	2.80
Distributions from net investment income	(.26)	(.23)	(.29)	(.31)	(.22)	(.04)	(.21)
Distributions from net realized gain	(1.71)	–	(.17)	(.54)	(.34)	(.09)	–
Total distributions	(1.97)	(.23)	(.46)	(.84)F	(.56)	(.13)	(.21)
Net asset value, end of period	$15.61	$17.28	$12.63	$12.81	$13.81	$12.50	$12.53
Total ReturnG,H	1.73%	39.12%	1.95%	(.77)%	15.20%	.79%	28.30%
Ratios to Average Net AssetsD,I,J
Expenses before reductions	.39%K	.39%	.39%	.39%	.39%	.40%K	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.39%	.39%	.39%	.40%K	.45%
Expenses net of all reductions	.39%K	.39%	.39%	.39%	.39%	.40%K	.45%
Net investment income (loss)	1.63%K	1.65%	2.21%	2.37%	2.27%	2.27%K	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$6,356,111	$6,187,508	$3,887,139	$3,757,353	$3,925,278	$3,062,841	$2,889,227
Portfolio turnover rateL	96%K	75%	81%	94%	99%	93%K	81%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E Amount represents less than $.005 per share.

 F Total distributions per share do not sum due to rounding.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Apple, Inc.	6.1
Microsoft Corp.	5.7
Amazon.com, Inc.	3.2
Alphabet, Inc. Class A	2.1
Berkshire Hathaway, Inc. Class B	2.0
Alphabet, Inc. Class C	1.9
Tesla, Inc.	1.8
Meta Platforms, Inc. Class A	1.8
Johnson & Johnson	1.6
NVIDIA Corp.	1.6
27.8

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	28.3
Consumer Discretionary	13.3
Health Care	12.4
Financials	11.2
Communication Services	8.2
Industrials	6.4
Consumer Staples	5.3
Energy	5.1
Materials	2.1
Real Estate	1.9

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 1.7%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	309,119	$16,590,417
Entertainment - 0.9%
Activision Blizzard, Inc.	12,177	992,426
Electronic Arts, Inc.	52,544	6,835,449
Netflix, Inc. (a)	8,305	3,276,489
The Walt Disney Co. (a)	18,440	2,737,602
		13,841,966
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	12,141	32,794,541
Class C (a)	11,058	29,832,494
Meta Platforms, Inc. Class A (a)	130,293	27,495,732
		90,122,767
Media - 0.5%
Comcast Corp. Class A	160,774	7,517,792

TOTAL COMMUNICATION SERVICES		128,072,942

CONSUMER DISCRETIONARY - 13.3%
Automobiles - 2.1%
Ford Motor Co.	176,174	3,093,615
Tesla, Inc. (a)	31,651	27,549,980
Thor Industries, Inc. (b)	17,396	1,574,338
		32,217,933
Distributors - 0.3%
Genuine Parts Co.	41,813	5,107,876
Hotels, Restaurants & Leisure - 2.8%
Booking Holdings, Inc. (a)	295	640,814
Carnival Corp. (a)	35,136	714,315
Chipotle Mexican Grill, Inc. (a)	1,332	2,029,102
Expedia, Inc. (a)	9,730	1,908,150
International Game Technology PLC (b)	75,038	2,297,664
Marriott Vacations Worldwide Corp. (b)	4,558	732,334
McDonald's Corp.	57,741	14,133,265
Scientific Games Corp. Class A (a)	5,729	360,469
SeaWorld Entertainment, Inc. (a)	22,720	1,576,541
Six Flags Entertainment Corp. (a)	16,949	739,993
Starbucks Corp.	116,053	10,652,505
Travel+Leisure Co.	21,957	1,230,690
Vail Resorts, Inc.	649	169,097
Wendy's Co.	210,797	4,793,524
Yum! Brands, Inc.	18,852	2,310,878
		44,289,341
Household Durables - 1.2%
D.R. Horton, Inc.	67,262	5,744,175
Lennar Corp. Class A	22,510	2,023,199
PulteGroup, Inc.	50,460	2,505,844
Toll Brothers, Inc. (b)	98,974	5,370,329
Whirlpool Corp. (b)	13,225	2,661,796
		18,305,343
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	16,059	49,321,364
eBay, Inc.	50,213	2,741,128
Shutterstock, Inc.	3,622	327,900
		52,390,392
Leisure Products - 0.3%
Brunswick Corp. (b)	48,537	4,636,254
Multiline Retail - 0.7%
Dollar General Corp.	13,041	2,586,552
Target Corp.	42,952	8,580,521
		11,167,073
Specialty Retail - 2.3%
AutoNation, Inc. (a)(b)	12,645	1,449,876
Bath & Body Works, Inc.	34,021	1,815,701
Dick's Sporting Goods, Inc. (b)	27,582	2,896,110
Foot Locker, Inc.	29,840	943,541
Lithia Motors, Inc. Class A (sub. vtg.)	21,982	7,491,905
Lowe's Companies, Inc.	13,347	2,950,488
O'Reilly Automotive, Inc. (a)	4,385	2,846,917
The Home Depot, Inc.	45,325	14,314,995
Ulta Beauty, Inc. (a)	4,482	1,678,509
		36,388,042
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	22,414	3,060,632

TOTAL CONSUMER DISCRETIONARY		207,562,886

CONSUMER STAPLES - 5.3%
Beverages - 1.0%
Monster Beverage Corp. (a)	28,846	2,434,602
PepsiCo, Inc.	7,471	1,223,302
The Coca-Cola Co.	186,835	11,628,610
		15,286,514
Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	23,321	12,109,429
Kroger Co.	6,499	304,153
Walmart, Inc.	113,124	15,289,840
		27,703,422
Food Products - 0.7%
The Kraft Heinz Co.	206,249	8,089,086
Tyson Foods, Inc. Class A	41,355	3,831,954
		11,921,040
Household Products - 1.5%
Colgate-Palmolive Co.	78,337	6,028,032
Procter & Gamble Co.	112,701	17,568,959
		23,596,991
Tobacco - 0.3%
Altria Group, Inc.	47,725	2,447,815
Philip Morris International, Inc.	20,396	2,061,424
		4,509,239

TOTAL CONSUMER STAPLES		83,017,206

ENERGY - 5.1%
Energy Equipment & Services - 0.7%
Baker Hughes Co. Class A	3,772	110,821
Halliburton Co.	66,569	2,232,059
Schlumberger Ltd.	206,941	8,120,365
		10,463,245
Oil, Gas & Consumable Fuels - 4.4%
APA Corp.	55,218	1,967,417
Chevron Corp.	34,124	4,913,856
ConocoPhillips Co.	143,287	13,592,205
Continental Resources, Inc. (b)	46,757	2,591,741
EOG Resources, Inc.	96,355	11,073,117
Exxon Mobil Corp.	274,999	21,565,422
Hess Corp.	22,232	2,246,766
Kinder Morgan, Inc.	75,117	1,307,036
Marathon Oil Corp.	221,571	4,998,642
Matador Resources Co. (b)	10,563	523,925
Murphy Oil Corp. (b)	44,560	1,544,895
Occidental Petroleum Corp.	16,078	703,091
Occidental Petroleum Corp. warrants 8/3/27 (a)	9,120	207,571
PDC Energy, Inc.	843	54,390
Pioneer Natural Resources Co.	483	115,727
SM Energy Co.	37,503	1,331,732
		68,737,533

TOTAL ENERGY		79,200,778

FINANCIALS - 11.2%
Banks - 4.8%
Bank of America Corp.	368,433	16,284,739
Citigroup, Inc.	158,829	9,407,442
Fifth Third Bancorp	10,732	513,419
First Republic Bank	25,873	4,482,756
Hancock Whitney Corp.	26,339	1,466,556
JPMorgan Chase & Co.	155,878	22,103,500
U.S. Bancorp	62,498	3,533,637
UMB Financial Corp.	24,598	2,505,552
Wells Fargo & Co.	260,162	13,884,846
		74,182,447
Capital Markets - 2.3%
Ameriprise Financial, Inc.	7,960	2,386,328
BlackRock, Inc. Class A	1,324	984,910
Goldman Sachs Group, Inc.	33,088	11,292,604
Jefferies Financial Group, Inc. (b)	98,356	3,495,572
LPL Financial	5,667	1,025,444
Morgan Stanley	66,972	6,077,039
MSCI, Inc.	3,380	1,695,712
Raymond James Financial, Inc.	42,631	4,674,489
S&P Global, Inc.	7,275	2,733,218
Stifel Financial Corp.	26,542	1,950,837
		36,316,153
Consumer Finance - 0.7%
Capital One Financial Corp.	33,489	5,132,859
Discover Financial Services	35,328	4,360,888
OneMain Holdings, Inc.	26,258	1,338,633
		10,832,380
Diversified Financial Services - 2.0%
Berkshire Hathaway, Inc. Class B (a)	98,700	31,727,115
Insurance - 1.4%
Arch Capital Group Ltd. (a)	45,118	2,125,509
Everest Re Group Ltd.	3,711	1,106,694
First American Financial Corp.	46,139	3,093,159
Markel Corp. (a)	1,772	2,202,437
MetLife, Inc.	6,958	470,013
Primerica, Inc. (b)	41,044	5,331,205
Progressive Corp.	6,100	646,173
Selective Insurance Group, Inc.	8,175	680,078
W.R. Berkley Corp.	59,105	5,337,182
		20,992,450
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.	29,383	700,491

TOTAL FINANCIALS		174,751,036

HEALTH CARE - 12.4%
Biotechnology - 2.3%
AbbVie, Inc.	13,453	1,987,950
Amgen, Inc.	30,891	6,996,194
Biogen, Inc. (a)	16,962	3,579,152
Gilead Sciences, Inc.	151,772	9,167,029
Incyte Corp. (a)	27,137	1,853,457
Moderna, Inc. (a)	3,668	563,405
Regeneron Pharmaceuticals, Inc. (a)	7,800	4,823,208
United Therapeutics Corp. (a)	18,473	3,070,213
Vertex Pharmaceuticals, Inc. (a)	15,079	3,468,472
		35,509,080
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	112,417	13,559,739
Baxter International, Inc.	50,165	4,262,520
Edwards Lifesciences Corp. (a)	25,260	2,838,466
Hologic, Inc. (a)	112,778	8,026,410
IDEXX Laboratories, Inc. (a)	2,422	1,289,352
Medtronic PLC	5,597	587,629
Quidel Corp. (a)	10,457	1,106,246
		31,670,362
Health Care Providers & Services - 2.6%
Anthem, Inc.	20,080	9,073,148
CVS Health Corp.	40,086	4,154,914
HCA Holdings, Inc.	2,357	589,981
Laboratory Corp. of America Holdings (a)	15,179	4,117,456
Molina Healthcare, Inc. (a)	3,787	1,162,117
Select Medical Holdings Corp. (b)	57,279	1,326,009
UnitedHealth Group, Inc.	43,339	20,623,730
		41,047,355
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (a)	4,406	1,009,194
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	49,221	6,416,450
Bio-Rad Laboratories, Inc. Class A (a)	1,912	1,196,836
Danaher Corp.	93	25,520
Illumina, Inc. (a)	1,860	607,476
Mettler-Toledo International, Inc. (a)	947	1,334,077
Thermo Fisher Scientific, Inc.	22,228	12,092,032
		21,672,391
Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	132,755	9,116,286
Eli Lilly & Co.	11,144	2,785,443
Johnson & Johnson	151,326	24,903,720
Merck & Co., Inc.	169,359	12,969,512
Pfizer, Inc.	282,266	13,249,566
		63,024,527

TOTAL HEALTH CARE		193,932,909

INDUSTRIALS - 6.4%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	23,407	10,153,957
Moog, Inc. Class A (b)	33,299	2,767,480
		12,921,437
Air Freight & Logistics - 0.4%
FedEx Corp.	9,222	2,049,774
United Parcel Service, Inc. Class B	21,821	4,591,575
		6,641,349
Airlines - 0.2%
Alaska Air Group, Inc. (a)	13,164	739,027
Southwest Airlines Co. (a)	42,128	1,845,206
		2,584,233
Building Products - 0.2%
Carrier Global Corp.	74,910	3,361,961
Commercial Services & Supplies - 0.2%
Cintas Corp.	2,442	916,531
Republic Services, Inc.	22,532	2,710,149
		3,626,680
Construction & Engineering - 0.1%
EMCOR Group, Inc.	16,482	1,904,330
Electrical Equipment - 1.2%
AMETEK, Inc.	35,444	4,600,277
Atkore, Inc. (a)	47,321	4,813,019
Eaton Corp. PLC	18,697	2,884,760
Emerson Electric Co.	68,553	6,369,945
		18,668,001
Industrial Conglomerates - 0.3%
3M Co.	17,165	2,551,577
General Electric Co.	20,719	1,978,872
		4,530,449
Machinery - 0.6%
AGCO Corp.	24,029	2,887,325
Allison Transmission Holdings, Inc.	26,565	1,061,006
Caterpillar, Inc.	11,423	2,142,726
Cummins, Inc.	5,335	1,088,980
Deere & Co.	4,732	1,703,615
		8,883,652
Professional Services - 0.3%
CoStar Group, Inc. (a)	9,889	603,328
Korn Ferry	43,571	2,887,014
TriNet Group, Inc. (a)	2,635	230,062
		3,720,404
Road & Rail - 1.5%
CSX Corp.	200,861	6,811,197
Norfolk Southern Corp.	3,033	778,025
Old Dominion Freight Lines, Inc.	11,019	3,460,297
Union Pacific Corp.	47,674	11,725,420
XPO Logistics, Inc. (a)	13,390	973,185
		23,748,124
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc. (b)	7,572	765,529
Fastenal Co.	26,556	1,366,572
MSC Industrial Direct Co., Inc. Class A	39,431	3,055,114
W.W. Grainger, Inc.	6,726	3,208,706
		8,395,921

TOTAL INDUSTRIALS		98,986,541

INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 1.0%
Cisco Systems, Inc.	284,503	15,866,732
Electronic Equipment & Components - 0.7%
National Instruments Corp.	108,636	4,361,735
Vontier Corp.	274,635	6,673,631
		11,035,366
IT Services - 4.0%
Accenture PLC Class A	5,160	1,630,663
Alliance Data Systems Corp.	15,313	1,032,862
Amdocs Ltd.	88,439	6,960,149
Automatic Data Processing, Inc.	41,308	8,445,008
EPAM Systems, Inc. (a)	7,613	1,581,601
FleetCor Technologies, Inc. (a)	22,471	5,262,708
Gartner, Inc. (a)	13,462	3,775,014
GoDaddy, Inc. (a)	29,864	2,490,956
MasterCard, Inc. Class A	40,919	14,764,394
PayPal Holdings, Inc. (a)	17,285	1,934,710
SolarWinds, Inc. (b)	27,572	373,601
Visa, Inc. Class A	63,185	13,655,542
		61,907,208
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)	57,670	7,113,018
Applied Materials, Inc.	60,178	8,075,888
Broadcom, Inc.	25,352	14,892,779
Intel Corp.	311,891	14,877,201
Kulicke & Soffa Industries, Inc. (b)	78,968	4,125,288
Lam Research Corp.	1,824	1,023,902
NVIDIA Corp.	101,722	24,804,910
NXP Semiconductors NV	2,806	533,477
Qualcomm, Inc.	90,549	15,573,523
Semtech Corp. (a)	2,113	146,600
Texas Instruments, Inc.	36,088	6,134,599
		97,301,185
Software - 9.8%
Adobe, Inc. (a)	23,761	11,112,544
Black Knight, Inc. (a)	21,543	1,210,501
Box, Inc. Class A (a)(b)	231,984	5,941,110
Cadence Design Systems, Inc. (a)	18,717	2,834,315
Dolby Laboratories, Inc. Class A	23,490	1,764,099
Dropbox, Inc. Class A (a)	332,300	7,539,887
Fortinet, Inc. (a)	3,209	1,105,565
Intuit, Inc.	1,005	476,742
Microsoft Corp.	294,445	87,977,222
Oracle Corp.	27,414	2,082,642
Salesforce.com, Inc. (a)	14,431	3,038,158
ServiceNow, Inc. (a)	11,233	6,514,241
SS&C Technologies Holdings, Inc.	60,679	4,549,105
Synopsys, Inc. (a)	31,466	9,829,664
VMware, Inc. Class A (a)	53,010	6,219,133
		152,194,928
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	579,242	95,644,424
HP, Inc.	159,135	5,467,879
NetApp, Inc.	9,068	710,750
Seagate Technology Holdings PLC	2,116	218,287
Western Digital Corp. (a)	26,067	1,327,853
		103,369,193

TOTAL INFORMATION TECHNOLOGY		441,674,612

MATERIALS - 2.1%
Chemicals - 1.1%
CF Industries Holdings, Inc.	66,652	5,411,476
Dow, Inc.	140,995	8,313,065
NewMarket Corp. (b)	1,322	420,079
Olin Corp.	26,532	1,366,663
The Chemours Co. LLC (b)	56,083	1,547,891
		17,059,174
Containers & Packaging - 0.4%
WestRock Co.	131,901	5,971,158
Metals & Mining - 0.4%
Alcoa Corp.	82,861	6,242,748
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (b)	53,554	3,853,210

TOTAL MATERIALS		33,126,290

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Apartment Income (REIT) Corp.	13,757	709,999
AvalonBay Communities, Inc.	3,153	752,274
Crown Castle International Corp.	39,632	6,602,295
CubeSmart	10,883	524,669
EastGroup Properties, Inc.	2,303	439,320
Extra Space Storage, Inc.	10,552	1,985,359
First Industrial Realty Trust, Inc.	2,668	153,623
National Storage Affiliates Trust	37,158	2,165,197
Phillips Edison & Co., Inc.	2,993	96,734
Public Storage	19,567	6,946,676
Realty Income Corp.	32,738	2,163,654
SBA Communications Corp. Class A	4,878	1,479,936
Weyerhaeuser Co.	139,051	5,406,303
		29,426,039
UTILITIES - 1.7%
Electric Utilities - 1.1%
Hawaiian Electric Industries, Inc.	91,711	3,758,317
IDACORP, Inc.	5,730	595,634
NextEra Energy, Inc.	153,802	12,038,083
Portland General Electric Co. (b)	25,491	1,294,178
		17,686,212
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	115,710	3,097,557
Public Service Enterprise Group, Inc.	13,067	847,134
WEC Energy Group, Inc.	50,067	4,550,089
		8,494,780

TOTAL UTILITIES		26,180,992

TOTAL COMMON STOCKS
(Cost $1,076,342,805)		1,495,932,231

Money Market Funds - 6.0%
Fidelity Cash Central Fund 0.07% (c)	57,732,821	57,744,367
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	35,702,680	35,706,250
TOTAL MONEY MARKET FUNDS
(Cost $93,450,582)		93,450,617
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,169,793,387)		1,589,382,848
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(29,261,980)
NET ASSETS - 100%		$1,560,120,868

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	294	March 2022	$64,209,600	$(1,604,754)	$(1,604,754)

The notional amount of futures purchased as a percentage of Net Assets is 4.1%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$28,720,015	$166,682,712	$137,658,361	$12,834	$--	$1	$57,744,367	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	13,969,571	121,247,370	99,510,691	4,638	--	--	35,706,250	0.1%
Total	$42,689,586	$287,930,082	$237,169,052	$17,472	$--	$1	$93,450,617

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$128,072,942	$128,072,942	$--	$--
Consumer Discretionary	207,562,886	207,562,886	--	--
Consumer Staples	83,017,206	83,017,206	--	--
Energy	79,200,778	79,200,778	--	--
Financials	174,751,036	174,751,036	--	--
Health Care	193,932,909	193,932,909	--	--
Industrials	98,986,541	98,986,541	--	--
Information Technology	441,674,612	441,674,612	--	--
Materials	33,126,290	33,126,290	--	--
Real Estate	29,426,039	29,426,039	--	--
Utilities	26,180,992	26,180,992	--	--
Money Market Funds	93,450,617	93,450,617	--	--
Total Investments in Securities:	$1,589,382,848	$1,589,382,848	$--	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,604,754)	$(1,604,754)	$--	$--
Total Liabilities	$(1,604,754)	$(1,604,754)	$--	$--
Total Derivative Instruments:	$(1,604,754)	$(1,604,754)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,604,754)
Total Equity Risk	0	(1,604,754)
Total Value of Derivatives	$0	$(1,604,754)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,240,428) — See accompanying schedule: Unaffiliated issuers (cost $1,076,342,805)	$1,495,932,231
Fidelity Central Funds (cost $93,450,582)	93,450,617
Total Investment in Securities (cost $1,169,793,387)		$1,589,382,848
Segregated cash with brokers for derivative instruments		3,067,200
Cash		2,027
Receivable for fund shares sold		3,517,854
Dividends receivable		1,989,851
Distributions receivable from Fidelity Central Funds		5,060
Other receivables		2,090
Total assets		1,597,966,930
Liabilities
Payable for fund shares redeemed	$1,453,538
Accrued management fee	512,860
Payable for daily variation margin on futures contracts	171,389
Other payables and accrued expenses	2,025
Collateral on securities loaned	35,706,250
Total liabilities		37,846,062
Net Assets		$1,560,120,868
Net Assets consist of:
Paid in capital		$1,118,061,293
Total accumulated earnings (loss)		442,059,575
Net Assets		$1,560,120,868
Net Asset Value, offering price and redemption price per share ($1,560,120,868 ÷ 77,648,499 shares)		$20.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$10,778,429
Interest		802
Income from Fidelity Central Funds (including $4,638 from security lending)		17,472
Total income		10,796,703
Expenses
Management fee	$3,021,757
Independent trustees' fees and expenses	2,633
Total expenses before reductions	3,024,390
Expense reductions	(22)
Total expenses after reductions		3,024,368
Net investment income (loss)		7,772,335
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	53,652,312
Futures contracts	(450,470)
Total net realized gain (loss)		53,201,842
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(82,760,282)
Fidelity Central Funds	1
Futures contracts	(3,158,437)
Total change in net unrealized appreciation (depreciation)		(85,918,718)
Net gain (loss)		(32,716,876)
Net increase (decrease) in net assets resulting from operations		$(24,944,541)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,772,335	$13,659,739
Net realized gain (loss)	53,201,842	172,929,739
Change in net unrealized appreciation (depreciation)	(85,918,718)	166,503,092
Net increase (decrease) in net assets resulting from operations	(24,944,541)	353,092,570
Distributions to shareholders	(204,215,644)	(26,171,279)
Share transactions
Proceeds from sales of shares	262,036,126	285,679,244
Reinvestment of distributions	176,281,500	22,676,269
Cost of shares redeemed	(157,817,385)	(213,740,918)
Net increase (decrease) in net assets resulting from share transactions	280,500,241	94,614,595
Total increase (decrease) in net assets	51,340,056	421,535,886
Net Assets
Beginning of period	1,508,780,812	1,087,244,926
End of period	$1,560,120,868	$1,508,780,812
Other Information
Shares
Sold	11,913,025	14,046,394
Issued in reinvestment of distributions	8,430,488	1,209,401
Redeemed	(7,186,181)	(10,775,930)
Net increase (decrease)	13,157,332	4,479,865

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$23.40	$18.12	$15.21	$16.22	$13.74	$13.21	$10.90
Income from Investment Operations
Net investment income (loss)C,D	.11	.22	.24	.27	.27	.12	.22
Net realized and unrealized gain (loss)	(.34)	5.50	3.06	(.27)	2.74	.45	2.29
Total from investment operations	(.23)	5.72	3.30	–	3.01	.57	2.51
Distributions from net investment income	(.23)	(.22)	(.26)	(.24)	(.19)	(.04)	(.20)
Distributions from net realized gain	(2.85)	(.22)	(.13)	(.78)	(.33)	–	–
Total distributions	(3.08)	(.44)	(.39)	(1.01)E	(.53)E	(.04)	(.20)
Net asset value, end of period	$20.09	$23.40	$18.12	$15.21	$16.22	$13.74	$13.21
Total ReturnF,G	(1.52)%	32.14%	21.97%	.65%	22.32%	4.29%	23.09%
Ratios to Average Net AssetsD,H,I
Expenses before reductions	.39%J	.39%	.39%	.39%	.39%	.40%J	.45%
Expenses net of fee waivers, if any	.39%J	.39%	.39%	.39%	.39%	.40%J	.45%
Expenses net of all reductions	.39%J	.39%	.39%	.39%	.39%	.40%J	.45%
Net investment income (loss)	1.00%J	1.09%	1.49%	1.81%	1.78%	1.85%J	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$1,560,121	$1,508,781	$1,087,245	$834,635	$758,736	$534,236	$524,986
Portfolio turnover rateK	100%J	83%	63%	77%	92%	88%J	82%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 28, 2022

% of fund's net assets
Fortinet, Inc.	1.0
Synopsys, Inc.	1.0
Archer Daniels Midland Co.	0.9
Corteva, Inc.	0.9
Agilent Technologies, Inc.	0.9
O'Reilly Automotive, Inc.	0.8
Old Dominion Freight Lines, Inc.	0.8
Chipotle Mexican Grill, Inc.	0.8
Ameriprise Financial, Inc.	0.8
Corning, Inc.	0.8
8.7

Top Market Sectors as of February 28, 2022

% of fund's net assets
Information Technology	19.3
Consumer Discretionary	13.6
Industrials	13.6
Financials	12.5
Health Care	10.6
Real Estate	8.1
Energy	6.6
Materials	5.7
Utilities	3.6
Consumer Staples	2.3

Asset Allocation (% of fund's net assets)

As of February 28, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.3%
Lumen Technologies, Inc. (a)	446,533	$4,626,082
Entertainment - 0.5%
Electronic Arts, Inc.	18,585	2,417,723
Spotify Technology SA (b)	50,771	7,929,922
		10,347,645
Interactive Media & Services - 0.4%
Pinterest, Inc. Class A (b)	176,871	4,731,299
Vimeo, Inc. (b)	212,008	2,753,984
		7,485,283
Media - 1.1%
Liberty Media Corp.:
Liberty SiriusXM Series A	92,028	4,634,530
Liberty SiriusXM Series C (b)	106,750	5,371,660
News Corp.:
Class A	385,453	8,603,311
Class B	107,741	2,416,631
		21,026,132

TOTAL COMMUNICATION SERVICES		43,485,142

CONSUMER DISCRETIONARY - 13.6%
Automobiles - 0.5%
Ford Motor Co.	260,120	4,567,707
Harley-Davidson, Inc. (a)	26,261	1,084,579
Thor Industries, Inc. (a)	45,887	4,152,774
		9,805,060
Distributors - 0.8%
Genuine Parts Co.	101,691	12,422,573
LKQ Corp.	73,678	3,459,182
		15,881,755
Diversified Consumer Services - 0.6%
Chegg, Inc. (a)(b)	66,268	2,072,200
Service Corp. International	155,749	9,477,327
		11,549,527
Hotels, Restaurants & Leisure - 4.0%
Boyd Gaming Corp.	33,211	2,355,988
Caesars Entertainment, Inc. (b)	8,337	701,892
Chipotle Mexican Grill, Inc. (b)	10,091	15,372,125
Churchill Downs, Inc.	2,750	662,393
Expedia, Inc. (b)	73,249	14,364,861
International Game Technology PLC (a)	339,547	10,396,929
Marriott Vacations Worldwide Corp. (a)	55,023	8,840,545
MGM Resorts International	50,210	2,223,801
Travel+Leisure Co.	64,115	3,593,646
Wendy's Co.	467,545	10,631,973
Yum China Holdings, Inc.	52,781	2,745,668
Yum! Brands, Inc.	42,443	5,202,663
		77,092,484
Household Durables - 2.8%
D.R. Horton, Inc.	159,009	13,579,369
Lennar Corp. Class A	136,427	12,262,059
NVR, Inc. (b)	2,076	10,293,721
Toll Brothers, Inc. (a)	101,541	5,509,615
Whirlpool Corp. (a)	58,719	11,818,373
		53,463,137
Internet & Direct Marketing Retail - 0.3%
eBay, Inc.	14,629	798,597
Etsy, Inc. (b)	32,601	5,049,569
		5,848,166
Leisure Products - 0.7%
Brunswick Corp. (a)	83,540	7,979,741
Polaris, Inc. (a)	45,618	5,543,043
		13,522,784
Multiline Retail - 0.4%
Dollar Tree, Inc. (b)	61,486	8,735,931
Specialty Retail - 3.0%
AutoNation, Inc. (a)(b)	31,072	3,562,716
AutoZone, Inc. (b)	3,012	5,612,531
Dick's Sporting Goods, Inc. (a)	73,867	7,756,035
Foot Locker, Inc.	66,095	2,089,924
GameStop Corp. Class A (a)(b)	6,089	751,017
Lithia Motors, Inc. Class A (sub. vtg.)	29,741	10,136,328
O'Reilly Automotive, Inc. (b)	24,247	15,742,122
Ulta Beauty, Inc. (b)	30,175	11,300,538
		56,951,211
Textiles, Apparel & Luxury Goods - 0.5%
Ralph Lauren Corp.	33,810	4,464,272
Tapestry, Inc.	109,281	4,469,593
		8,933,865

TOTAL CONSUMER DISCRETIONARY		261,783,920

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	75,501	3,939,642
Food & Staples Retailing - 0.6%
Albertsons Companies, Inc. (a)	75,574	2,202,982
Kroger Co.	185,123	8,663,756
		10,866,738
Food Products - 1.3%
Archer Daniels Midland Co.	231,412	18,154,271
Tyson Foods, Inc. Class A	83,328	7,721,172
		25,875,443
Household Products - 0.2%
Colgate-Palmolive Co.	56,643	4,358,679

TOTAL CONSUMER STAPLES		45,040,502

ENERGY - 6.6%
Energy Equipment & Services - 0.8%
Baker Hughes Co. Class A	80,031	2,351,311
Halliburton Co.	405,226	13,587,228
		15,938,539
Oil, Gas & Consumable Fuels - 5.8%
APA Corp.	89,238	3,179,550
Cheniere Energy, Inc.	24,590	3,268,011
Devon Energy Corp.	124,848	7,434,698
Diamondback Energy, Inc.	39,814	5,498,313
EOG Resources, Inc.	47,063	5,408,480
Hess Corp.	39,660	4,008,040
Kinder Morgan, Inc.	579,614	10,085,284
Marathon Oil Corp.	531,084	11,981,255
Marathon Petroleum Corp.	135,531	10,553,799
Occidental Petroleum Corp.	310,369	13,572,436
Phillips 66 Co.	82,322	6,934,805
Pioneer Natural Resources Co.	56,295	13,488,282
Targa Resources Corp.	66,969	4,377,764
The Williams Companies, Inc.	128,986	4,034,682
Valero Energy Corp.	81,277	6,787,442
		110,612,841

TOTAL ENERGY		126,551,380

FINANCIALS - 12.5%
Banks - 3.3%
Citizens Financial Group, Inc.	149,788	7,851,887
East West Bancorp, Inc.	29,660	2,597,030
Fifth Third Bancorp	255,649	12,230,248
First Republic Bank	58,365	10,112,320
KeyCorp	295,781	7,415,230
Regions Financial Corp.	591,884	14,317,674
SVB Financial Group (b)	14,516	8,796,696
Wintrust Financial Corp.	5,106	507,332
		63,828,417
Capital Markets - 4.7%
Affiliated Managers Group, Inc.	33,321	4,610,294
Ameriprise Financial, Inc.	50,912	15,262,908
Cboe Global Markets, Inc.	2,035	238,685
FactSet Research Systems, Inc.	9,626	3,909,022
Jefferies Financial Group, Inc.	306,886	10,906,728
LPL Financial	33,303	6,026,178
Morgan Stanley	99,916	9,066,378
MSCI, Inc.	10,860	5,448,353
NASDAQ, Inc.	50,469	8,637,769
Northern Trust Corp.	41,710	4,750,769
Raymond James Financial, Inc.	125,345	13,744,079
S&P Global, Inc.	13,185	4,953,605
Stifel Financial Corp.	43,509	3,197,912
		90,752,680
Consumer Finance - 1.2%
Discover Financial Services	93,549	11,547,689
OneMain Holdings, Inc.	102,353	5,217,956
Synchrony Financial	148,143	6,337,558
		23,103,203
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	36,434	2,377,683
Insurance - 2.8%
Alleghany Corp. (b)	2,778	1,838,814
Arch Capital Group Ltd. (b)	265,340	12,500,167
Arthur J. Gallagher & Co.	34,532	5,462,617
Brown & Brown, Inc.	68,367	4,622,293
Everest Re Group Ltd.	13,566	4,045,653
Fidelity National Financial, Inc.	80,747	3,846,787
First American Financial Corp.	55,268	3,705,167
Hartford Financial Services Group, Inc.	29,954	2,081,204
Primerica, Inc.	6,497	843,895
Reinsurance Group of America, Inc.	26,049	2,887,792
W.R. Berkley Corp.	136,641	12,338,682
		54,173,071
Mortgage Real Estate Investment Trusts - 0.4%
Starwood Property Trust, Inc.	313,407	7,471,623

TOTAL FINANCIALS		241,706,677

HEALTH CARE - 10.6%
Biotechnology - 2.3%
Gilead Sciences, Inc.	70,915	4,283,266
Incyte Corp. (b)	103,347	7,058,600
Novavax, Inc. (a)(b)	25,788	2,149,946
Regeneron Pharmaceuticals, Inc. (b)	9,741	6,023,445
Sage Therapeutics, Inc. (a)(b)	212,772	7,738,518
Sarepta Therapeutics, Inc. (b)	28,228	2,162,547
United Therapeutics Corp. (b)	43,724	7,266,929
Vertex Pharmaceuticals, Inc. (b)	29,279	6,734,756
		43,418,007
Health Care Equipment & Supplies - 2.4%
Abiomed, Inc. (b)	29,555	9,183,921
Edwards Lifesciences Corp. (b)	72,200	8,113,114
Figs, Inc. Class A (a)(b)	65,269	1,072,370
Hologic, Inc. (b)	186,397	13,265,874
IDEXX Laboratories, Inc. (b)	5,307	2,825,181
Masimo Corp. (b)	17,272	2,719,476
Novocure Ltd. (a)(b)	74,860	6,128,040
Quidel Corp. (b)	34,401	3,639,282
		46,947,258
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	24,779	3,531,751
Anthem, Inc.	22,815	10,308,958
Centene Corp. (b)	16,238	1,341,584
Laboratory Corp. of America Holdings (b)	38,283	10,384,647
Molina Healthcare, Inc. (b)	30,511	9,362,911
		34,929,851
Health Care Technology - 0.8%
Cerner Corp.	30,618	2,855,129
Teladoc Health, Inc. (b)	13,774	1,045,584
Veeva Systems, Inc. Class A (b)	51,708	11,843,717
		15,744,430
Life Sciences Tools & Services - 2.2%
Adaptive Biotechnologies Corp. (b)	93,786	1,353,332
Agilent Technologies, Inc.	125,459	16,354,835
Mettler-Toledo International, Inc. (b)	5,285	7,445,191
QIAGEN NV (b)	85,553	4,251,129
Waters Corp. (b)	38,643	12,239,397
West Pharmaceutical Services, Inc.	1,660	642,553
		42,286,437
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (b)	75,924	10,433,476
Viatris, Inc.	902,124	9,932,385
		20,365,861

TOTAL HEALTH CARE		203,691,844

INDUSTRIALS - 13.6%
Aerospace & Defense - 1.2%
Axon Enterprise, Inc. (b)	11,407	1,599,832
Curtiss-Wright Corp.	6,685	986,171
Mercury Systems, Inc. (a)(b)	103,572	6,237,106
Textron, Inc.	179,216	13,106,066
		21,929,175
Air Freight & Logistics - 0.4%
Expeditors International of Washington, Inc.	74,473	7,697,529
Airlines - 0.9%
Alaska Air Group, Inc. (b)	109,972	6,173,828
JetBlue Airways Corp. (b)	106,758	1,630,195
Southwest Airlines Co. (b)	218,807	9,583,747
		17,387,770
Building Products - 1.7%
A.O. Smith Corp.	136,735	9,377,286
Carrier Global Corp.	141,270	6,340,198
Fortune Brands Home & Security, Inc.	36,226	3,148,039
Owens Corning (a)	127,352	11,867,933
Trane Technologies PLC	15,430	2,375,140
		33,108,596
Commercial Services & Supplies - 0.9%
Cintas Corp.	20,710	7,772,877
Republic Services, Inc.	79,745	9,591,729
		17,364,606
Electrical Equipment - 2.0%
Acuity Brands, Inc.	52,909	9,649,014
AMETEK, Inc.	8,821	1,144,878
nVent Electric PLC	188,189	6,385,253
Regal Rexnord Corp.	19,564	3,137,087
Rockwell Automation, Inc.	51,925	13,842,167
Sensata Technologies, Inc. PLC (a)(b)	68,432	3,962,897
		38,121,296
Machinery - 2.3%
AGCO Corp.	90,913	10,924,106
Allison Transmission Holdings, Inc.	232,960	9,304,422
Colfax Corp. (b)	31,115	1,251,134
Cummins, Inc.	70,425	14,375,151
Dover Corp.	43,600	6,839,096
Toro Co.	20,821	1,953,218
		44,647,127
Professional Services - 1.5%
Booz Allen Hamilton Holding Corp. Class A	72,916	5,883,592
CACI International, Inc. Class A (b)	10,303	2,882,676
CoStar Group, Inc. (b)	176,410	10,762,774
Leidos Holdings, Inc.	96,455	9,822,977
		29,352,019
Road & Rail - 1.6%
Lyft, Inc. (b)	23,563	917,543
Old Dominion Freight Lines, Inc.	49,842	15,651,883
Ryder System, Inc.	43,589	3,436,557
XPO Logistics, Inc. (b)	149,298	10,850,979
		30,856,962
Trading Companies & Distributors - 1.1%
Core & Main, Inc. (a)	45,383	1,020,210
Fastenal Co.	126,096	6,488,900
W.W. Grainger, Inc.	28,910	13,791,805
		21,300,915

TOTAL INDUSTRIALS		261,765,995

INFORMATION TECHNOLOGY - 19.3%
Communications Equipment - 1.2%
Ciena Corp. (b)	86,403	5,911,693
CommScope Holding Co., Inc. (b)	96,197	917,719
F5, Inc. (b)	21,836	4,385,761
Juniper Networks, Inc.	359,942	12,162,440
		23,377,613
Electronic Equipment & Components - 2.2%
Avnet, Inc.	46,611	1,960,925
Corning, Inc.	365,192	14,753,757
Keysight Technologies, Inc. (b)	60,021	9,445,505
National Instruments Corp.	231,140	9,280,271
TD SYNNEX Corp.	22,981	2,340,155
Vontier Corp.	185,357	4,504,175
		42,284,788
IT Services - 2.9%
Akamai Technologies, Inc. (b)	23,811	2,577,779
Amdocs Ltd.	150,350	11,832,545
Cloudflare, Inc. (b)	34,758	4,046,526
EPAM Systems, Inc. (b)	29,665	6,162,904
FleetCor Technologies, Inc. (b)	21,592	5,056,846
Gartner, Inc. (b)	19,555	5,483,613
GoDaddy, Inc. (b)	153,101	12,770,154
MongoDB, Inc. Class A (b)	8,972	3,427,214
The Western Union Co.	225,069	4,091,754
		55,449,335
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (b)	55,013	6,785,303
Allegro MicroSystems LLC (b)	67,232	1,927,541
Applied Materials, Inc.	66,534	8,928,863
Cirrus Logic, Inc. (a)(b)	111,007	9,643,178
Marvell Technology, Inc.	82,732	5,653,078
Microchip Technology, Inc.	36,527	2,568,944
Monolithic Power Systems, Inc.	10,857	4,980,106
onsemi (b)	140,078	8,770,284
Qorvo, Inc. (b)	62,424	8,538,355
Semtech Corp. (b)	41,661	2,890,440
Synaptics, Inc. (a)(b)	24,278	5,545,824
		66,231,916
Software - 8.9%
Bill.Com Holdings, Inc. (b)	8,751	2,081,688
Black Knight, Inc. (b)	91,332	5,131,945
Cadence Design Systems, Inc. (b)	57,030	8,636,053
Citrix Systems, Inc.	3,128	320,620
Crowdstrike Holdings, Inc. (b)	50,464	9,851,077
Datadog, Inc. Class A (b)	34,128	5,498,362
DocuSign, Inc. (b)	65,019	7,700,200
Dolby Laboratories, Inc. Class A	39,576	2,972,158
Dropbox, Inc. Class A (b)	485,943	11,026,047
Everbridge, Inc. (b)	27,140	1,072,573
Fortinet, Inc. (b)	55,955	19,277,612
HubSpot, Inc. (b)	24,879	13,061,475
Mandiant, Inc. (b)	419,438	8,304,872
New Relic, Inc. (b)	9,488	628,485
NortonLifeLock, Inc.	7,760	224,885
Nuance Communications, Inc. (b)	13,058	724,980
Nutanix, Inc. Class A (b)	311,394	8,314,220
Palo Alto Networks, Inc. (b)	10,998	6,535,562
RingCentral, Inc. (b)	10,440	1,365,970
Splunk, Inc. (b)	6,771	799,655
SS&C Technologies Holdings, Inc.	126,229	9,463,388
Synopsys, Inc. (b)	59,155	18,479,430
Teradata Corp. (a)(b)	227,923	11,393,871
The Trade Desk, Inc. (b)	66,130	5,642,212
VMware, Inc. Class A (b)	80,197	9,408,712
Zendesk, Inc. (b)	4,560	532,015
Zscaler, Inc. (b)	9,342	2,234,139
		170,682,206
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	27,090	930,812
NetApp, Inc.	150,070	11,762,487
		12,693,299

TOTAL INFORMATION TECHNOLOGY		370,719,157

MATERIALS - 5.7%
Chemicals - 3.7%
CF Industries Holdings, Inc.	102,149	8,293,477
Corteva, Inc.	331,836	17,265,427
Dow, Inc.	158,819	9,363,968
Eastman Chemical Co.	80,004	9,478,074
FMC Corp.	80,904	9,485,994
NewMarket Corp.	8,857	2,814,400
The Chemours Co. LLC (a)	310,690	8,575,044
Westlake Corp.	48,428	5,342,093
		70,618,477
Construction Materials - 0.1%
Vulcan Materials Co.	10,278	1,864,943
Containers & Packaging - 0.9%
Ball Corp.	29,330	2,632,074
Sealed Air Corp.	52,854	3,548,089
WestRock Co.	266,840	12,079,847
		18,260,010
Metals & Mining - 0.7%
Nucor Corp.	54,250	7,140,385
United States Steel Corp. (a)	235,036	6,395,330
		13,535,715
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	84,653	6,090,783
Sylvamo Corp. (b)	10,657	371,929
		6,462,712

TOTAL MATERIALS		110,741,857

REAL ESTATE - 8.1%
Equity Real Estate Investment Trusts (REITs) - 7.6%
American Homes 4 Rent Class A	241,517	9,180,061
AvalonBay Communities, Inc.	9,421	2,247,756
Brixmor Property Group, Inc.	293,376	7,369,605
Camden Property Trust (SBI)	41,373	6,831,096
Crown Castle International Corp.	53,802	8,962,875
CubeSmart	102,318	4,932,751
CyrusOne, Inc.	1,262	114,022
Douglas Emmett, Inc.	96,638	3,063,425
Extra Space Storage, Inc.	41,065	7,726,380
Gaming & Leisure Properties	110,349	5,010,948
Highwoods Properties, Inc. (SBI)	132,509	5,777,392
Invitation Homes, Inc.	346,050	13,080,690
JBG SMITH Properties	36,070	962,348
Kilroy Realty Corp.	19,541	1,399,526
Life Storage, Inc.	35,832	4,535,973
National Retail Properties, Inc.	127,038	5,413,089
Public Storage	16,732	5,940,195
Realty Income Corp.	222,454	14,701,985
Rexford Industrial Realty, Inc.	39,928	2,800,151
SBA Communications Corp. Class A	40,003	12,136,510
Simon Property Group, Inc.	97,894	13,466,299
Store Capital Corp.	321,323	9,871,043
Ventas, Inc.	16,100	869,400
		146,393,520
Real Estate Management & Development - 0.5%
Opendoor Technologies, Inc. (a)(b)	829,459	6,925,983
Zillow Group, Inc.:
Class A (b)	30,265	1,733,277
Class C (a)(b)	23,127	1,330,265
		9,989,525

TOTAL REAL ESTATE		156,383,045

UTILITIES - 3.6%
Electric Utilities - 1.1%
Evergy, Inc.	7,022	438,243
Hawaiian Electric Industries, Inc.	107,853	4,419,816
IDACORP, Inc.	28,594	2,972,346
NRG Energy, Inc.	292,456	11,066,535
Xcel Energy, Inc.	35,502	2,390,350
		21,287,290
Gas Utilities - 0.2%
UGI Corp.	111,646	4,291,672
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	244,299	5,186,468
Multi-Utilities - 1.5%
Consolidated Edison, Inc.	50,379	4,321,007
DTE Energy Co.	72,175	8,775,758
MDU Resources Group, Inc.	170,916	4,575,421
WEC Energy Group, Inc.	112,393	10,214,276
		27,886,462
Water Utilities - 0.5%
American Water Works Co., Inc.	66,735	10,082,991

TOTAL UTILITIES		68,734,883

TOTAL COMMON STOCKS
(Cost $1,681,873,995)		1,890,604,402

Money Market Funds - 8.2%
Fidelity Cash Central Fund 0.07% (c)	35,004,149	35,011,149
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	122,952,581	122,964,877
TOTAL MONEY MARKET FUNDS
(Cost $157,976,025)		157,976,026
TOTAL INVESTMENT IN SECURITIES - 106.4%
(Cost $1,839,850,020)		2,048,580,428
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(123,799,737)
NET ASSETS - 100%		$1,924,780,691

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	130	March 2022	$34,554,000	$314,769	$314,769

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$46,707,893	$156,635,875	$168,332,619	$8,521	$--	$--	$35,011,149	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	51,103,309	334,590,981	262,729,413	28,574	--	--	122,964,877	0.3%
Total	$97,811,202	$491,226,856	$431,062,032	$37,095	$--	$--	$157,976,026

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$43,485,142	$43,485,142	$--	$--
Consumer Discretionary	261,783,920	261,783,920	--	--
Consumer Staples	45,040,502	45,040,502	--	--
Energy	126,551,380	126,551,380	--	--
Financials	241,706,677	241,706,677	--	--
Health Care	203,691,844	203,691,844	--	--
Industrials	261,765,995	261,765,995	--	--
Information Technology	370,719,157	370,719,157	--	--
Materials	110,741,857	110,741,857	--	--
Real Estate	156,383,045	156,383,045	--	--
Utilities	68,734,883	68,734,883	--	--
Money Market Funds	157,976,026	157,976,026	--	--
Total Investments in Securities:	$2,048,580,428	$2,048,580,428	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$314,769	$314,769	$--	$--
Total Assets	$314,769	$314,769	$--	$--
Total Derivative Instruments:	$314,769	$314,769	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$314,769	$0
Total Equity Risk	314,769	0
Total Value of Derivatives	$314,769	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $121,356,803) — See accompanying schedule: Unaffiliated issuers (cost $1,681,873,995)	$1,890,604,402
Fidelity Central Funds (cost $157,976,025)	157,976,026
Total Investment in Securities (cost $1,839,850,020)		$2,048,580,428
Segregated cash with brokers for derivative instruments		1,825,000
Receivable for investments sold		28,047,172
Receivable for fund shares sold		997,745
Dividends receivable		2,370,011
Distributions receivable from Fidelity Central Funds		6,699
Other receivables		35,604
Total assets		2,081,862,659
Liabilities
Payable for investments purchased	$31,912,180
Payable for fund shares redeemed	1,440,695
Accrued management fee	724,221
Payable for daily variation margin on futures contracts	38,908
Collateral on securities loaned	122,965,964
Total liabilities		157,081,968
Net Assets		$1,924,780,691
Net Assets consist of:
Paid in capital		$1,660,710,402
Total accumulated earnings (loss)		264,070,289
Net Assets		$1,924,780,691
Net Asset Value, offering price and redemption price per share ($1,924,780,691 ÷ 111,456,479 shares)		$17.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$13,593,631
Interest		740
Income from Fidelity Central Funds (including $28,574 from security lending)		37,095
Total income		13,631,466
Expenses
Management fee	$5,762,913
Independent trustees' fees and expenses	3,522
Total expenses before reductions	5,766,435
Expense reductions	(22)
Total expenses after reductions		5,766,413
Net investment income (loss)		7,865,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	115,399,242
Futures contracts	1,070,115
Total net realized gain (loss)		116,469,357
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(222,957,078)
Futures contracts	(1,624,455)
Total change in net unrealized appreciation (depreciation)		(224,581,533)
Net gain (loss)		(108,112,176)
Net increase (decrease) in net assets resulting from operations		$(100,247,123)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,865,053	$12,573,856
Net realized gain (loss)	116,469,357	222,102,256
Change in net unrealized appreciation (depreciation)	(224,581,533)	302,496,902
Net increase (decrease) in net assets resulting from operations	(100,247,123)	537,173,014
Distributions to shareholders	(258,245,278)	(48,113,370)
Share transactions
Proceeds from sales of shares	237,878,939	767,695,434
Reinvestment of distributions	243,001,334	45,996,344
Cost of shares redeemed	(239,954,605)	(442,657,003)
Net increase (decrease) in net assets resulting from share transactions	240,925,668	371,034,775
Total increase (decrease) in net assets	(117,566,733)	860,094,419
Net Assets
Beginning of period	2,042,347,424	1,182,253,005
End of period	$1,924,780,691	$2,042,347,424
Other Information
Shares
Sold	12,242,212	41,621,085
Issued in reinvestment of distributions	13,560,343	2,692,994
Redeemed	(12,645,504)	(24,018,015)
Net increase (decrease)	13,157,051	20,296,064

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$20.78	$15.16	$14.59	$16.42	$14.93	$14.77	$11.98
Income from Investment Operations
Net investment income (loss)C,D	.08	.14	.19	.21	.26	.12	.21
Net realized and unrealized gain (loss)	(1.01)	6.07	.97	(.71)	2.17	.13	2.76
Total from investment operations	(.93)	6.21	1.16	(.50)	2.43	.25	2.97
Distributions from net investment income	(.13)	(.16)	(.22)	(.25)	(.21)	(.02)	(.18)
Distributions from net realized gain	(2.45)	(.43)	(.38)	(1.09)	(.73)	(.07)	–
Total distributions	(2.58)	(.59)	(.59)E	(1.33)E	(.94)	(.09)	(.18)
Redemption fees added to paid in capitalC	–	–	–	–	–	–F	–F
Net asset value, end of period	$17.27	$20.78	$15.16	$14.59	$16.42	$14.93	$14.77
Total ReturnG,H	(4.93)%	41.82%	7.91%	(2.19)%	16.67%	1.72%	24.85%
Ratios to Average Net AssetsD,I,J
Expenses before reductions	.57%K	.59%	.59%	.59%	.59%	.59%K	.60%
Expenses net of fee waivers, if any	.57%K	.59%	.59%	.59%	.59%	.59%K	.60%
Expenses net of all reductions	.57%K	.59%	.59%	.59%	.59%	.59%K	.60%
Net investment income (loss)	.77%K	.77%	1.33%	1.46%	1.64%	1.62%K	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,924,781	$2,042,347	$1,182,253	$1,263,319	$1,289,418	$1,183,861	$1,176,023
Portfolio turnover rateL	116%K	70%	73%	90%	108%	94%K	87%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E Total distributions per share do not sum due to rounding.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of February 28, 2022
Japan	23.2%
United Kingdom	13.7%
France	11.3%
Switzerland	9.2%
Germany	7.9%
Australia	7.8%
Netherlands	5.6%
Sweden	3.0%
Denmark	2.8%
Other*	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of February 28, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of February 28, 2022

% of fund's net assets
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1
Nestle SA (Reg. S) (Switzerland, Food Products)	2.0
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3
Total SA (France, Oil, Gas & Consumable Fuels)	1.2
Diageo PLC (United Kingdom, Beverages)	1.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	1.0
HSBC Holdings PLC (United Kingdom, Banks)	1.0
Allianz SE (Germany, Insurance)	1.0
14.1

Top Market Sectors as of February 28, 2022

% of fund's net assets
Financials	18.2
Industrials	15.1
Consumer Discretionary	12.5
Health Care	11.4
Consumer Staples	9.6
Information Technology	8.9
Materials	7.1
Communication Services	5.9
Energy	5.1
Utilities	3.1

Fidelity® International Enhanced Index Fund

Schedule of Investments February 28, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 7.8%
APA Group unit	717,776	$5,239,273
Aristocrat Leisure Ltd.	157,958	4,275,797
ASX Ltd.	15,022	898,260
Aurizon Holdings Ltd.	2,938,661	7,470,223
Australia & New Zealand Banking Group Ltd.	56,693	1,073,304
BHP Group Ltd.	400,882	13,585,553
BHP Group Ltd. (London)	108,933	3,653,107
Commonwealth Bank of Australia	162,125	11,005,045
Computershare Ltd.	123,066	1,936,032
CSL Ltd.	5,084	959,979
Dexus unit	599,502	4,754,768
Dominos Pizza Enterprises Ltd.	30,310	1,738,017
Endeavour Group Ltd.	140,991	733,197
Goodman Group unit	438,378	7,077,897
IDP Education Ltd.	76,262	1,454,518
Medibank Private Ltd.	2,503,502	5,782,173
National Australia Bank Ltd.	173,831	3,650,980
Origin Energy Ltd.	1,339,201	5,544,172
QBE Insurance Group Ltd.	4,506	37,603
Rio Tinto Ltd.	85,221	7,314,252
Santos Ltd.	3,617	19,072
SEEK Ltd.	23,667	458,440
Sonic Healthcare Ltd.	230,741	5,873,931
South32 Ltd.	309,696	1,081,924
Stockland Corp. Ltd. unit	212,427	641,829
Suncorp Group Ltd.	146,989	1,149,785
Telstra Corp. Ltd.	2,897,321	8,333,124
Transurban Group unit	131,484	1,211,855
Westpac Banking Corp.	346,292	5,736,986
Woodside Petroleum Ltd.	4,651	96,409
Woolworths Group Ltd.	55,695	1,435,616

TOTAL AUSTRALIA		114,223,121

Austria - 0.3%
Raiffeisen International Bank-Holding AG	17,413	283,744
Verbund AG	6,537	788,471
Voestalpine AG	106,874	3,532,298

TOTAL AUSTRIA		4,604,513

Bailiwick of Jersey - 0.4%
Experian PLC	83,230	3,251,335
Ferguson PLC	12,561	1,914,019
WPP PLC	58,380	821,108

TOTAL BAILIWICK OF JERSEY		5,986,462

Belgium - 0.2%
Elia System Operator SA/NV	3,515	506,030
KBC Groep NV	12,127	873,714
Solvay SA Class A	6,483	722,988
UCB SA	5,222	569,913

TOTAL BELGIUM		2,672,645

Bermuda - 0.3%
CK Infrastructure Holdings Ltd.	79,500	493,403
Jardine Matheson Holdings Ltd.	58,500	3,480,750

TOTAL BERMUDA		3,974,153

Cayman Islands - 1.7%
ASM Pacific Technology Ltd.	440,800	4,817,178
CK Asset Holdings Ltd.	477,828	3,017,533
CK Hutchison Holdings Ltd.	1,216,000	8,525,458
SITC International Holdings Co. Ltd.	1,097,000	4,506,142
WH Group Ltd. (a)	5,134,455	3,585,781

TOTAL CAYMAN ISLANDS		24,452,092

Denmark - 2.8%
A.P. Moller - Maersk A/S:
Series A	1,423	4,266,823
Series B	1,577	4,988,858
Carlsberg A/S Series B	41,659	6,109,277
Danske Bank A/S	75,114	1,272,283
Demant A/S (b)	6,926	292,697
Novo Nordisk A/S Series B	181,681	18,800,979
Pandora A/S	46,626	4,774,378

TOTAL DENMARK		40,505,295

Finland - 1.4%
Elisa Corp. (A Shares)	52,311	2,898,405
Kesko Oyj	257,689	7,583,716
Nokia Corp.	196,667	1,063,446
Nordea Bank ABP	229,732	2,541,647
Orion Oyj (B Shares)	52,631	2,471,493
Stora Enso Oyj (R Shares)	241,179	4,593,030

TOTAL FINLAND		21,151,737

France - 11.3%
Accor SA (b)	27,000	922,139
Arkema SA	3,878	514,290
bioMerieux SA	31,255	3,435,279
BNP Paribas SA	201,596	11,697,524
Capgemini SA	23,739	4,969,276
Compagnie de St. Gobain	73,586	4,562,707
Dassault Systemes SA	59,801	2,884,578
Eiffage SA	76,146	7,756,538
ENGIE	615,405	9,804,915
Hermes International SCA	5,941	8,192,861
Ipsen SA	14,341	1,668,713
Kering SA	9,374	6,502,124
Klepierre SA	63,040	1,801,971
L'Oreal SA	30,871	12,204,057
La Francaise des Jeux SAEM (a)	163,221	6,765,886
Legrand SA	49,989	4,715,969
LVMH Moet Hennessy Louis Vuitton SE	21,422	15,743,138
Orange SA	770,688	9,318,928
Pernod Ricard SA	24,520	5,352,727
Remy Cointreau SA	6,690	1,287,510
Sanofi SA	31,981	3,343,057
Sartorius Stedim Biotech	2,843	1,090,207
Schneider Electric SA	20,443	3,167,360
Societe Generale Series A	263,879	7,461,852
Sodexo SA	8,500	709,638
Thales SA	20,514	2,345,220
Total SA	355,416	18,106,761
Ubisoft Entertainment SA (b)	49,326	2,644,712
Valeo SA	33,528	739,430
VINCI SA	48,253	5,059,398

TOTAL FRANCE		164,768,765

Germany - 7.5%
Allianz SE	62,926	14,184,624
BASF AG	107,309	7,145,305
Bayerische Motoren Werke AG (BMW)	74,945	7,217,747
Brenntag SE	32,697	2,741,072
Commerzbank AG (b)	571,140	4,773,084
Deutsche Bank AG (b)	660,249	8,150,641
Deutsche Lufthansa AG (b)	389,907	2,961,362
Evonik Industries AG	17,362	522,625
Hannover Reuck SE	31,583	5,814,491
Infineon Technologies AG	151,936	5,140,896
Knorr-Bremse AG	4,200	370,272
Mercedes-Benz Group AG:
ADR	43,299	840,867
(Germany)	155,064	12,113,530
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	36,432	9,994,659
Nemetschek Se	56,407	5,005,074
SAP SE	96,964	10,937,930
SAP SE sponsored ADR	2,678	301,489
Siemens AG	20,610	2,903,587
Siemens AG sponsored ADR	2,746	191,890
Telefonica Deutschland Holding AG	2,212,345	6,037,150
Uniper SE	45,627	1,459,662
Volkswagen AG	634	163,977

TOTAL GERMANY		108,971,934

Hong Kong - 1.1%
AIA Group Ltd.	980,832	10,184,807
CLP Holdings Ltd.	41,000	417,366
Link (REIT)	216,931	1,751,637
Power Assets Holdings Ltd.	260,000	1,638,600
Sun Hung Kai Properties Ltd.	202,500	2,354,223
Swire Pacific Ltd. (A Shares)	27,000	149,259

TOTAL HONG KONG		16,495,892

Ireland - 0.5%
DCC PLC (United Kingdom)	65,629	5,150,135
James Hardie Industries PLC CDI	5,003	162,244
Smurfit Kappa Group PLC	36,796	1,837,676

TOTAL IRELAND		7,150,055

Israel - 0.0%
Check Point Software Technologies Ltd. (b)	4,094	593,139
Italy - 1.5%
Assicurazioni Generali SpA	189,247	3,742,711
Eni SpA	708,784	11,024,939
Poste Italiane SpA (a)	271,817	3,117,613
UniCredit SpA	269,696	3,407,481

TOTAL ITALY		21,292,744

Japan - 23.2%
Ajinomoto Co., Inc.	175,900	5,108,773
Amada Co. Ltd.	197,700	1,742,009
Asahi Kasei Corp.	25,030	234,902
Astellas Pharma, Inc.	259,425	4,328,305
Benefit One, Inc.	65,400	1,502,382
Brother Industries Ltd.	31,000	562,484
Capcom Co. Ltd.	66,500	1,605,162
Chugai Pharmaceutical Co. Ltd.	221,800	7,357,915
CyberAgent, Inc.	174,300	2,252,945
Dai Nippon Printing Co. Ltd.	118,480	3,078,326
Daiichi Sankyo Kabushiki Kaisha	115,400	2,804,070
Daito Trust Construction Co. Ltd.	13,700	1,515,800
Daiwa Securities Group, Inc.	237,300	1,407,308
Dentsu Group, Inc.	158,500	6,307,463
Disco Corp.	1,000	279,650
Eisai Co. Ltd.	8,400	417,790
FANUC Corp.	16,300	2,994,345
Fujitsu Ltd.	5,355	777,996
Hino Motors Ltd.	634,800	5,946,850
Hirose Electric Co. Ltd.	23,000	3,431,044
Hitachi Construction Machinery Co. Ltd.	10,700	260,880
Honda Motor Co. Ltd.	194,900	5,921,239
Hoya Corp.	79,184	10,231,621
Iida Group Holdings Co. Ltd.	118,900	2,195,666
Itochu Corp.	152,000	4,948,776
Japan Post Bank Co. Ltd.	763,700	6,735,892
Japan Post Holdings Co. Ltd.	582,777	4,836,494
Japan Real Estate Investment Corp.	193	1,029,087
Japan Tobacco, Inc.	397,800	7,316,007
Kamigumi Co. Ltd.	193,300	3,749,480
Keyence Corp.	3,600	1,684,060
Koei Tecmo Holdings Co. Ltd.	17,600	608,533
Komatsu Ltd.	180,900	4,161,413
Kyocera Corp.	30,600	1,751,119
Lawson, Inc. (c)	100,400	4,191,884
LIXIL Group Corp. (c)	155,100	3,446,966
Marubeni Corp.	283,050	2,963,082
Mazda Motor Corp. (b)	942,800	7,019,848
McDonald's Holdings Co. (Japan) Ltd.	17,400	747,671
Meiji Holdings Co. Ltd.	1,900	114,200
Mitsubishi Chemical Holdings Corp.	775,400	5,513,086
Mitsubishi Corp.	166,500	5,606,241
Mitsubishi Electric Corp.	760,558	9,199,346
Mitsubishi Estate Co. Ltd.	10,600	161,844
Mitsubishi Gas Chemical Co., Inc.	160,500	2,843,809
Mitsubishi UFJ Financial Group, Inc.	691,500	4,245,109
Mitsui & Co. Ltd.	175,000	4,361,871
Mitsui Chemicals, Inc.	106,200	2,714,005
MS&AD Insurance Group Holdings, Inc.	34,400	1,168,460
Murata Manufacturing Co. Ltd.	51,400	3,493,411
NEC Corp.	30,800	1,327,482
NGK Insulators Ltd.	214,100	3,314,905
Nintendo Co. Ltd.	19,500	9,875,816
Nippon Express Holdings, Inc.	75,900	4,608,203
Nippon Telegraph & Telephone Corp.	370,400	10,645,626
Nissan Motor Co. Ltd. (b)	1,423,200	6,787,512
Nissan Motor Co. Ltd. sponsored ADR (b)	87,636	837,800
Nitto Denko Corp.	107,700	7,822,337
Nomura Research Institute Ltd.	97,500	3,371,135
OBIC Co. Ltd.	2,300	366,311
Oji Holdings Corp.	86,300	440,639
Olympus Corp.	438,100	8,898,019
OMRON Corp.	17,300	1,167,729
Ono Pharmaceutical Co. Ltd.	93,900	2,308,601
Oracle Corp. Japan	29,200	2,072,561
Otsuka Holdings Co. Ltd.	29,000	999,752
Panasonic Corp.	160,300	1,674,063
Recruit Holdings Co. Ltd.	238,400	10,062,909
Renesas Electronics Corp. (b)	729,400	8,592,846
ROHM Co. Ltd.	11,000	864,002
SCSK Corp.	100,200	1,706,533
Seiko Epson Corp.	367,400	5,634,116
SHIMANO, Inc.	15,900	3,676,093
Shin-Etsu Chemical Co. Ltd.	72,200	11,276,781
Shizuoka Bank Ltd.	63,200	470,021
SMC Corp.	6,800	4,062,112
SoftBank Corp.	314,700	3,976,042
SoftBank Group Corp.	76,100	3,415,066
Sony Group Corp.	40,800	4,168,626
Sumitomo Chemical Co. Ltd.	1,678,500	8,030,053
Sumitomo Corp.	284,100	4,631,004
Sumitomo Dainippon Pharma Co., Ltd.	122,700	1,347,976
Sysmex Corp.	15,800	1,253,940
T&D Holdings, Inc.	155,000	2,270,430
Takeda Pharmaceutical Co. Ltd.	177,700	5,418,128
TDK Corp.	8,600	344,105
Tokyo Electron Ltd.	9,400	4,559,979
Tokyo Gas Co. Ltd.	90,100	1,840,167
Toray Industries, Inc.	98,200	563,498
Tosoh Corp.	97,900	1,522,596
Toyota Motor Corp.	550,195	10,066,474
Toyota Motor Corp. sponsored ADR (c)	922	168,680
USS Co. Ltd.	78,200	1,295,114
Yamaha Motor Co. Ltd.	64,800	1,451,962
Yamato Holdings Co. Ltd.	35,300	690,248
Z Holdings Corp.	178,600	874,220
ZOZO, Inc.	73,600	2,080,633

TOTAL JAPAN		339,709,464

Luxembourg - 0.9%
ArcelorMittal SA (Netherlands)	100,765	3,126,602
Eurofins Scientific SA	84,435	8,568,285
Tenaris SA	96,214	1,239,936

TOTAL LUXEMBOURG		12,934,823

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	291,000	392,488
Netherlands - 5.6%
Airbus Group NV	5,721	730,452
ASML Holding NV (Netherlands)	48,764	32,624,297
EXOR NV	46,258	3,504,768
Heineken Holding NV	34,232	2,795,695
Heineken NV (Bearer)	13,379	1,357,147
IMCD NV	4,824	783,617
Koninklijke Ahold Delhaize NV	155,230	4,775,225
Koninklijke Philips Electronics NV	218,088	7,449,599
Prosus NV ADR (c)	29,444	365,400
QIAGEN NV (Germany) (b)	23,713	1,191,399
Randstad NV	4,291	292,426
Stellantis NV (Italy)	401,927	7,303,774
STMicroelectronics NV (France)	230,533	9,677,325
Wolters Kluwer NV	82,233	8,378,706

TOTAL NETHERLANDS		81,229,830

New Zealand - 0.2%
Meridian Energy Ltd.	738,369	2,495,404
Norway - 1.6%
Aker BP ASA	159,193	4,986,020
DNB Bank ASA	85,213	1,907,772
Equinor ASA	330,374	10,385,479
Gjensidige Forsikring ASA	157,913	3,905,923
Yara International ASA	32,284	1,644,221

TOTAL NORWAY		22,829,415

Portugal - 0.1%
Galp Energia SGPS SA Class B	36,070	399,270
Jeronimo Martins SGPS SA	85,729	1,869,038

TOTAL PORTUGAL		2,268,308

Singapore - 1.6%
ComfortDelgro Corp. Ltd.	2,054,867	2,137,171
DBS Group Holdings Ltd.	175,267	4,372,302
Genting Singapore Ltd.	521,500	296,198
Oversea-Chinese Banking Corp. Ltd.	670,300	5,770,009
Singapore Technologies Engineering Ltd.	419,700	1,182,602
United Overseas Bank Ltd.	413,755	9,128,430

TOTAL SINGAPORE		22,886,712

Spain - 2.4%
Banco Bilbao Vizcaya Argentaria SA	1,745,595	10,357,885
Banco Santander SA (Spain)	3,536,460	11,776,478
CaixaBank SA	75,849	249,132
Enagas SA	26,599	562,133
Iberdrola SA	340,549	3,863,729
Red Electrica Corporacion SA	348,484	6,903,629
Telefonica SA	457,344	2,184,239

TOTAL SPAIN		35,897,225

Sweden - 3.0%
Atlas Copco AB (A Shares)	13,225	678,233
Electrolux AB (B Shares)	167,485	2,998,846
Embracer Group AB (b)	96,423	827,708
Epiroc AB:
(A Shares)	26,254	493,330
(B Shares)	14,647	237,433
EQT AB	50,159	1,678,823
Ericsson (B Shares)	858,024	7,895,449
Evolution AB (a)	26,602	3,050,164
Hexagon AB (B Shares)	131,422	1,775,469
Husqvarna AB (B Shares)	179,727	2,164,653
Investor AB:
(A Shares)	53,415	1,181,139
(B Shares)	274,906	5,597,766
Kinnevik AB (B Shares) (b)	43,674	1,111,955
Lifco AB	21,671	492,615
Securitas AB (B Shares)	190,347	2,304,508
SKF AB (B Shares)	90,895	1,678,303
Svenska Handelsbanken AB (A Shares)	236,316	2,246,612
Swedish Match Co. AB	633,530	4,605,601
Volvo AB:
(A Shares)	10,543	206,027
(B Shares)	106,677	2,051,812

TOTAL SWEDEN		43,276,446

Switzerland - 9.2%
ABB Ltd. (Reg.)	182,121	6,154,399
Coca-Cola HBC AG	231,156	5,872,873
Compagnie Financiere Richemont SA:
warrants 11/22/23 (b)	12,618	11,055
Series A	96,775	12,958,807
Nestle SA (Reg. S)	222,513	28,992,497
Novartis AG	136,890	12,031,462
Partners Group Holding AG	3,551	4,800,203
Roche Holding AG:
(Bearer)	4,649	1,940,536
(participation certificate)	79,563	30,133,183
Siemens Energy AG	69,630	1,656,061
Sonova Holding AG	1,282	496,383
Swatch Group AG (Bearer)	17,037	5,239,156
Swatch Group AG (Bearer) (Reg.)	9,429	558,600
Swiss Prime Site AG	26,253	2,572,623
Swiss Re Ltd.	30,421	2,906,901
UBS Group AG	682,984	12,564,700
VAT Group AG (a)	2,620	990,085
Zurich Insurance Group Ltd.	8,755	4,018,511

TOTAL SWITZERLAND		133,898,035

United Kingdom - 13.7%
Admiral Group PLC	71,855	2,862,386
Anglo American PLC (United Kingdom)	77,608	3,939,517
Ashtead Group PLC	60,705	3,944,724
AstraZeneca PLC:
(United Kingdom)	77,663	9,439,654
sponsored ADR (c)	4,537	276,213
Auto Trader Group PLC (a)	223,351	1,975,332
BAE Systems PLC	1,191,938	11,443,783
Barclays PLC	2,340,212	5,718,450
Barratt Developments PLC	64,925	528,828
Berkeley Group Holdings PLC	12,204	634,685
BP PLC	1,871,171	9,120,304
BP PLC sponsored ADR	216,470	6,323,089
British American Tobacco PLC (United Kingdom)	233,193	10,220,129
Bunzl PLC	81,679	3,227,772
Burberry Group PLC	292,914	7,594,141
Diageo PLC	348,570	17,268,975
Direct Line Insurance Group PLC	544,469	2,160,151
GlaxoSmithKline PLC	441,114	9,199,048
GlaxoSmithKline PLC sponsored ADR	83,888	3,511,552
HSBC Holdings PLC:
(United Kingdom)	794,859	5,518,135
sponsored ADR (c)	264,550	9,137,557
Imperial Brands PLC	163,061	3,565,534
InterContinental Hotel Group PLC (b)	92,512	6,441,879
InterContinental Hotel Group PLC ADR (b)(c)	33,983	2,392,403
JD Sports Fashion PLC	333,816	671,517
Lloyds Banking Group PLC	9,174,552	5,913,050
London Stock Exchange Group PLC ADR	19,160	416,155
Mondi PLC	20,843	437,317
Next PLC	4,145	379,526
Persimmon PLC	38,484	1,238,551
Prudential PLC (b)	7,864	118,892
Prudential PLC ADR (c)	45,422	1,373,107
RELX PLC:
(London Stock Exchange)	81,773	2,490,233
sponsored ADR	44,782	1,367,194
Rio Tinto PLC	159,383	12,462,481
Sage Group PLC	243,590	2,285,225
Schroders PLC	60,092	2,460,053
Shell PLC:
(London)	471,662	12,438,103
rights (b)	471,662	113,199
Unilever PLC	98,178	4,931,675
United Utilities Group PLC	189,413	2,718,580
Vodafone Group PLC	6,461,787	11,374,938
Whitbread PLC (b)	25,000	975,883

TOTAL UNITED KINGDOM		200,609,920

TOTAL COMMON STOCKS
(Cost $1,326,532,685)		1,435,270,617

Nonconvertible Preferred Stocks - 0.4%
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	36,822	2,977,724
Volkswagen AG	17,466	3,433,425
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $6,842,887)		6,411,149

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (d)	14,085,053	14,087,870
Fidelity Securities Lending Cash Central Fund 0.07% (d)(e)	13,783,135	13,784,513
TOTAL MONEY MARKET FUNDS
(Cost $27,872,383)		27,872,383
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $1,361,247,955)		1,469,554,149
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(8,773,090)
NET ASSETS - 100%		$1,460,781,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	179	March 2022	$19,330,210	$(655,982)	$(655,982)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,484,861 or 1.3% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.07%	$8,914,873	$307,350,129	$302,177,132	$8,506	$--	$--	$14,087,870	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	12,449,719	174,883,146	173,548,352	123,589	--	--	13,784,513	0.0%
Total	$21,364,592	$482,233,275	$475,725,484	$132,095	$--	$--	$27,872,383

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$86,827,445	$19,958,155	$66,869,290	$--
Consumer Discretionary	180,295,990	30,836,667	149,459,323	--
Consumer Staples	141,277,134	11,583,670	129,693,464	--
Energy	74,252,581	6,438,570	67,814,011	--
Financials	260,725,970	71,696,017	189,029,953	--
Health Care	168,109,679	28,985,673	139,124,006	--
Industrials	217,958,460	72,399,050	145,559,410	--
Information Technology	133,893,366	36,770,148	97,123,218	--
Materials	107,237,136	51,593,996	55,643,140	--
Real Estate	26,828,471	19,937,810	6,890,661	--
Utilities	44,275,534	17,668,385	26,607,149	--
Money Market Funds	27,872,383	27,872,383	--	--
Total Investments in Securities:	$1,469,554,149	$395,740,524	$1,073,813,625	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(655,982)	$(655,982)	$--	$--
Total Liabilities	$(655,982)	$(655,982)	$--	$--
Total Derivative Instruments:	$(655,982)	$(655,982)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(655,982)
Total Equity Risk	0	(655,982)
Total Value of Derivatives	$0	$(655,982)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,979,716) — See accompanying schedule: Unaffiliated issuers (cost $1,333,375,572)	$1,441,681,766
Fidelity Central Funds (cost $27,872,383)	27,872,383
Total Investment in Securities (cost $1,361,247,955)		$1,469,554,149
Segregated cash with brokers for derivative instruments		872,158
Foreign currency held at value (cost $1,103,753)		1,103,777
Receivable for fund shares sold		2,008,278
Dividends receivable		2,456,375
Reclaims receivable		3,639,369
Distributions receivable from Fidelity Central Funds		5,979
Other receivables		149
Total assets		1,479,640,234
Liabilities
Payable for investments purchased	$1,272,920
Payable for fund shares redeemed	2,720,726
Accrued management fee	696,335
Payable for daily variation margin on futures contracts	384,594
Collateral on securities loaned	13,784,600
Total liabilities		18,859,175
Net Assets		$1,460,781,059
Net Assets consist of:
Paid in capital		$1,434,776,770
Total accumulated earnings (loss)		26,004,289
Net Assets		$1,460,781,059
Net Asset Value, offering price and redemption price per share ($1,460,781,059 ÷ 139,861,794 shares)		$10.44

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2022 (Unaudited)
Investment Income
Dividends		$16,141,146
Non-Cash dividends		2,596,286
Income from Fidelity Central Funds (including $123,589 from security lending)		132,095
Income before foreign taxes withheld		18,869,527
Less foreign taxes withheld		(1,087,314)
Total income		17,782,213
Expenses
Management fee	$4,623,844
Independent trustees' fees and expenses	2,807
Interest	107
Total expenses before reductions	4,626,758
Expense reductions	(2)
Total expenses after reductions		4,626,756
Net investment income (loss)		13,155,457
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,445,615
Foreign currency transactions	(252,690)
Futures contracts	(1,061,272)
Total net realized gain (loss)		40,131,653
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(162,171,625)
Assets and liabilities in foreign currencies	(49,525)
Futures contracts	(1,064,510)
Total change in net unrealized appreciation (depreciation)		(163,285,660)
Net gain (loss)		(123,154,007)
Net increase (decrease) in net assets resulting from operations		$(109,998,550)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2022 (Unaudited)	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,155,457	$33,175,611
Net realized gain (loss)	40,131,653	126,536,841
Change in net unrealized appreciation (depreciation)	(163,285,660)	175,851,769
Net increase (decrease) in net assets resulting from operations	(109,998,550)	335,564,221
Distributions to shareholders	(40,640,601)	(21,705,885)
Share transactions
Proceeds from sales of shares	353,586,768	468,950,811
Reinvestment of distributions	33,150,295	18,920,477
Cost of shares redeemed	(454,407,659)	(305,561,888)
Net increase (decrease) in net assets resulting from share transactions	(67,670,596)	182,309,400
Total increase (decrease) in net assets	(218,309,747)	496,167,736
Net Assets
Beginning of period	1,679,090,806	1,182,923,070
End of period	$1,460,781,059	$1,679,090,806
Other Information
Shares
Sold	31,689,114	43,722,143
Issued in reinvestment of distributions	3,024,662	1,899,646
Redeemed	(40,075,445)	(29,034,687)
Net increase (decrease)	(5,361,669)	16,587,102

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2022	2021	2020	2019	2018	2017 A	2017 B
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$9.20	$8.98	$9.83	$9.73	$8.48	$7.42
Income from Investment Operations
Net investment income (loss)C,D	.09	.25	.19	.30	.27	.18	.20
Net realized and unrealized gain (loss)	(.91)	2.28	.32	(.95)	–E	1.07	1.08
Total from investment operations	(.82)	2.53	.51	(.65)	.27	1.25	1.28
Distributions from net investment income	(.30)	(.17)	(.29)	(.20)	(.14)F	–	(.20)
Distributions from net realized gain	–	–	–	–	(.03)F	–	(.02)
Total distributions	(.30)	(.17)	(.29)	(.20)	(.17)	–	(.22)
Redemption fees added to paid in capitalC	–	–	–	–	–E	–E	–E
Net asset value, end of period	$10.44	$11.56	$9.20	$8.98	$9.83	$9.73	$8.48
Total ReturnG,H	(7.19)%	27.77%	5.55%	(6.51)%	2.71%	14.74%	17.31%
Ratios to Average Net AssetsD,I,J
Expenses before reductions	.58%K	.59%	.59%	.59%	.59%	.59%K	.62%
Expenses net of fee waivers, if any	.58%K	.59%	.59%	.59%	.59%	.59%K	.62%
Expenses net of all reductions	.58%K	.59%	.59%	.59%	.59%	.59%K	.62%
Net investment income (loss)	1.66%K	2.32%	2.13%	3.27%	2.69%	3.86%K	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,460,781	$1,679,091	$1,182,923	$1,505,889	$1,691,151	$576,386	$271,576
Portfolio turnover rateL	116%K	82%	75%	103%	66%	70%K	75%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C Calculated based on average shares outstanding during the period.

 D Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2022

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – Unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$1,016,056,294	$743,840,623	$(62,784,648)	$681,055,975
Fidelity Large Cap Value Enhanced Index Fund	5,418,176,066	1,240,427,024	(166,914,005)	1,073,513,019
Fidelity Large Cap Core Enhanced Index Fund	1,172,316,050	466,267,477	(50,805,433)	415,462,044
Fidelity Mid Cap Enhanced Index Fund	1,844,487,860	318,146,559	(113,739,222)	204,407,337
Fidelity International Enhanced Index Fund	1,364,412,652	187,963,615	(83,478,100)	104,485,515

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryforward
Fidelity International Enhanced Index Fund	$(116,449,606)	$(116,449,606)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	694,742,355	710,599,804
Fidelity Large Cap Value Enhanced Index Fund	2,963,064,418	2,957,921,229
Fidelity Large Cap Core Enhanced Index Fund	805,671,494	751,261,141
Fidelity Mid Cap Enhanced Index Fund	1,160,996,124	1,157,101,630
Fidelity International Enhanced Index Fund	892,465,234	993,239,629

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. During January 2022 the Board approved a change in the management fee for Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund from .59% to .45% and .55%, respectively, effective February 1, 2022.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.45%
Fidelity International Enhanced Index Fund	.55%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Effective after the close of business on March 18, 2022, Geode transitioned the management of assets and investment advisory services to the investment adviser.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$7,457,400.32%		$326
Fidelity International Enhanced Index Fund	Borrower	$12,282,000.32%		$107

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

6. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Large Cap Growth Enhanced Index Fund	$1,224	$1	$–
Fidelity Large Cap Value Enhanced Index Fund	$2,642	$–	$–
Fidelity Large Cap Core Enhanced Index Fund	$489	$–	$–
Fidelity Mid Cap Enhanced Index Fund	$2,995	$–	$–
Fidelity International Enhanced Index Fund	$12,259	$–	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Large Cap Growth Enhanced Index Fund	$22
Fidelity Large Cap Value Enhanced Index Fund	43
Fidelity Large Cap Core Enhanced Index Fund	22
Fidelity Mid Cap Enhanced Index Fund	22
Fidelity International Enhanced Index Fund	2

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity U.S. Total Stock Fund
Fidelity Large Cap Value Enhanced Index Fund	51%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity Large Cap Value Enhanced Index Fund	53%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2021 to February 28, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Expenses Paid During Period-B September 1, 2021 to February 28, 2022
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$936.60	$1.87
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		$1,000.00	$1,017.30	$1.95
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$984.80	$1.92
Hypothetical-C		$1,000.00	$1,022.86	$1.96
Fidelity Mid Cap Enhanced Index Fund	.57%
Actual		$1,000.00	$950.70	$2.76**
Hypothetical-C		$1,000.00	$1,021.97	$2.86**
Fidelity International Enhanced Index Fund	.58%
Actual		$1,000.00	$928.10	$2.77**
Hypothetical-C		$1,000.00	$1,021.92	$2.91**

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

** If fees and changes to the class level expense contract and/or expense cap, effective February 1, 2022, had been in effect during the entire current period, the restated annualized expense ratio and the expenses paid in the actual and hypothetical examples above would be as shown in table below:

	Annualized Expense Ratio-(a)	Expenses Paid
Fidelity Mid Cap Enhanced Index Fund	.45%
Actual		$2.18
Hypothetical-(b)		$2.26
Fidelity International Enhanced Index Fund	.55%
Actual		$2.63
Hypothetical-(b)		$2.76

 (a) Annualized expense ratio reflects expenses net of applicable fee waivers.

 (b) 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund

At its January 2022 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), approved an amended and restated management contract with Fidelity Management & Research Company LLC (FMR) for each fund to take effect February 1, 2022 (the Amended Contract) that lowered the management fee rate to be paid. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board noted that it previously received and considered materials relating to the nature, extent and quality of services provided by FMR and each fund’s sub-advisers to each fund, including the resources dedicated to investment management and support services, shareholder and administrative services, the benefits to shareholders of investment in a large fund family, and the investment performance of each fund in connection with the annual renewal of the fund’s current management contract and sub-advisory agreements (Advisory Contracts). At its January 2022 meeting, the Board concluded that the nature, extent and quality of the services provided to each fund under the existing Advisory Contracts should benefit each fund’s shareholders. The Board noted that approval of the Amended Contract would not change each fund’s portfolio manager, the investment processes, the level or nature of services provided, the resources and personnel allocated or trading and compliance operations. The Board concluded that the nature, extent, and quality of services to be provided to each fund under the Amended Contract will continue to benefit each fund’s shareholders.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that it received and reviewed information regarding each fund’s current management fee and total expense ratio compared to “mapped groups” of competitive funds and classes in connection with the annual renewal of the Advisory Contracts. Based on its review, the Board concluded at its January 2022 meeting that each fund’s current management fee and total expenses are fair and reasonable in light of the services that each fund receives and the other factors considered. In its review of the proposed management fee rate under the Amended Contract, the Board considered that the proposed management fee rate would be lower than the current management fee rate. The Board also considered that the proposed management fee rate would not result in any changes in the relationships of each fund’s management fee rate and total expense ratio to the competitive medians of its total mapped groups of competitor funds provided to the Board in connection with the annual renewal of the existing Advisory Contracts.

Based on its review, the Board concluded that the management fee and the total expenses continue to be fair and reasonable in light of the services that each fund receives and the other factors considered.

Costs of the Services and  The Board considered that it previously reviewed information regarding the revenues earned and the expenses incurred by FMR in providing services to each fund and the level of FMR’s profitability. At its January 2022 meeting, the Board concluded that it was satisfied that FMR’s profitability in connection with the operation of each fund was not excessive under the circumstances. Because the Board was approving an arrangement that would reduce the management fee rate, the Board did not consider the costs of the services provided by and the profits realized by FMR to be significant factors in its decision to approve the Amended Contract.

Economies of Scale.  The Board considered that it previously received and reviewed information regarding whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale and that it concluded, at its January 2022 meeting, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity. The Board did not consider economies of scale to be a significant factor in its decision to approve the Amended Contract because the proposed management fee rates are lower than the current management fee rates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each fund’s advisory fee structures are fair and reasonable, and that the Amended Contract should be approved.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GEI-SANN-0422
1.855142.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 21, 2022